Schedule of Investments
Invesco 0-5 Yr US TIPS ETF (PBTP)
January 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Treasury Securities-99.78%
U.S. Treasury Inflation — Indexed Bonds-16.13%(a)
2.00%, 01/15/2026	$1,632,806	$1,639,404
2.38%, 01/15/2027	1,329,618	1,351,668
1.75%, 01/15/2028	1,213,653	1,217,466
3.63%, 04/15/2028	1,690,227	1,791,076
2.50%, 01/15/2029	1,070,649	1,101,136
3.88%, 04/15/2029	1,920,876	2,079,954
		9,180,704
U.S. Treasury Inflation — Indexed Notes-83.65%(a)
0.13%, 04/15/2025	2,243,504	2,240,352
0.38%, 07/15/2025	2,825,349	2,824,880
0.13%, 10/15/2025	2,150,458	2,138,456
0.63%, 01/15/2026	2,897,725	2,872,922
0.13%, 04/15/2026	2,482,672	2,440,520
0.13%, 07/15/2026	2,509,711	2,470,841
0.13%, 10/15/2026	2,286,144	2,241,685
0.38%, 01/15/2027	2,592,157	2,535,739
0.13%, 04/15/2027	2,272,680	2,200,252
0.38%, 07/15/2027	2,461,082	2,399,743
1.63%, 10/15/2027	2,204,186	2,213,309
0.50%, 01/15/2028	2,564,327	2,480,678
1.25%, 04/15/2028	2,174,217	2,142,763
	Principal Amount	Value
U.S. Treasury Inflation — Indexed Notes-(continued)
0.75%, 07/15/2028	$2,379,613	$2,313,836
2.38%, 10/15/2028	2,236,298	2,295,919
0.88%, 01/15/2029	2,333,616	2,255,759
2.13%, 04/15/2029	2,323,050	2,351,498
0.25%, 07/15/2029	2,534,123	2,378,263
1.63%, 10/15/2029	2,418,917	2,405,678
0.13%, 01/15/2030	2,599,650	2,391,060
		47,594,153
Total U.S. Treasury Securities (Cost $57,300,758)		56,774,857
	Shares
Money Market Funds-0.21%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(b)(c) (Cost $117,098)	117,098	117,098
TOTAL INVESTMENTS IN SECURITIES-99.99% (Cost $57,417,856)		56,891,955
OTHER ASSETS LESS LIABILITIES-0.01%		5,661
NET ASSETS-100.00%		$56,897,616

Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$158,159	$366,233	$(407,294)	$-	$-	$117,098	$400

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Emerging Markets Sovereign Debt ETF (PCY)
January 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.08%
Angola-3.14%
Angolan Government International Bond
8.75%, 04/14/2032(a)	$15,288,000	$13,609,125
9.38%, 05/08/2048(a)	16,451,000	13,628,132
9.13%, 11/26/2049(a)	16,867,000	13,651,728
		40,888,985
Bahrain-3.28%
Bahrain Government International Bond
6.00%, 09/19/2044(a)(b)	16,745,000	14,226,502
7.50%, 09/20/2047(a)(b)	14,301,000	14,204,772
6.25%, 01/25/2051(a)	16,872,000	14,332,975
		42,764,249
Brazil-3.00%
Brazilian Government International Bond
5.63%, 02/21/2047(b)	16,274,000	13,179,335
4.75%, 01/14/2050	18,588,000	12,929,938
7.13%, 05/13/2054	13,781,000	13,010,651
		39,119,924
Chile-3.05%
Chile Government International Bond
4.34%, 03/07/2042	15,696,000	13,265,231
4.00%, 01/31/2052(b)	17,524,000	13,150,889
5.33%, 01/05/2054(b)	14,420,997	13,309,350
		39,725,470
China-3.15%
China Government International Bond
4.00%, 10/19/2048(a)(b)	15,234,000	13,708,154
2.25%, 10/21/2050(a)(b)	21,334,000	13,634,026
2.50%, 10/26/2051(a)(b)	20,465,000	13,674,141
		41,016,321
Colombia-3.03%
Colombia Government International Bond
5.63%, 02/26/2044	17,601,000	13,209,186
8.75%, 11/14/2053	12,708,000	12,925,629
8.38%, 11/07/2054	13,680,000	13,360,617
		39,495,432
Costa Rica-3.11%
Costa Rica Government International Bond
5.63%, 04/30/2043(a)(b)	15,095,000	13,620,206
7.00%, 04/04/2044(a)	13,006,000	13,321,396
7.16%, 03/12/2045(a)(b)	13,015,000	13,568,137
		40,509,739
Dominican Republic-3.21%
Dominican Republic International Bond
7.45%, 04/30/2044(a)	12,949,000	13,766,735
6.85%, 01/27/2045(a)(b)	14,029,000	14,029,447
6.50%, 02/15/2048(a)(b)	14,572,000	14,066,294
		41,862,476
Egypt-3.27%
Egypt Government International Bond
8.70%, 03/01/2049(a)	17,470,000	14,299,676
8.88%, 05/29/2050(a)	16,846,000	13,950,383
8.75%, 09/30/2051(a)	17,641,000	14,410,492
		42,660,551
	Principal Amount	Value
El Salvador-3.97%
El Salvador Government International Bond
8.25%, 04/10/2032(a)	$16,073,000	$16,299,533
7.63%, 02/01/2041(a)	19,856,000	18,500,325
9.50%, 07/15/2052(a)	16,146,000	16,969,509
		51,769,367
Guatemala-3.08%
Guatemala Government Bond
3.70%, 10/07/2033(a)(b)	16,731,000	13,703,914
6.55%, 02/06/2037(a)	13,539,000	13,341,329
4.65%, 10/07/2041(a)	16,944,000	13,085,009
		40,130,252
Hungary-3.03%
Hungary Government International Bond
7.63%, 03/29/2041	11,818,000	13,261,403
3.13%, 09/21/2051(a)	21,712,000	13,034,664
6.75%, 09/25/2052(a)	12,748,000	13,193,638
		39,489,705
Indonesia-3.07%
Indonesia Government International Bond
3.50%, 02/14/2050	18,909,000	13,576,124
4.45%, 04/15/2070	16,428,000	13,309,209
3.35%, 03/12/2071	20,733,000	13,090,973
		39,976,306
Jordan-3.21%
Jordan Government International Bond
7.50%, 01/13/2029(a)	13,955,000	13,967,772
5.85%, 07/07/2030(a)	15,247,000	14,154,835
7.38%, 10/10/2047(a)	15,362,000	13,755,872
		41,878,479
Kazakhstan-3.08%
Kazakhstan Government International Bond
4.71%, 04/09/2035(a)	14,000,000	13,436,136
4.88%, 10/14/2044(a)(b)	14,744,000	13,396,270
6.50%, 07/21/2045(a)	12,352,000	13,308,798
		40,141,204
Kenya-3.28%
Republic of Kenya Government International Bond
7.25%, 02/28/2028(a)	22,381,000	21,494,712
8.25%, 02/28/2048(a)(b)	25,560,000	21,236,015
		42,730,727
Mexico-2.81%
Mexico Government International Bond
6.34%, 05/04/2053	13,948,000	12,491,641
3.75%, 04/19/2071	21,554,000	11,956,899
5.75%, 10/12/2110	15,717,000	12,137,456
		36,585,996
Morocco-3.18%
Morocco Government International Bond
6.50%, 09/08/2033(a)	13,159,000	13,601,570
5.50%, 12/11/2042(a)	15,879,000	14,110,079
4.00%, 12/15/2050(a)	20,244,000	13,770,703
		41,482,352
See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Nigeria-3.23%
Nigeria Government International Bond
7.70%, 02/23/2038(a)	$17,299,000	$14,413,202
7.63%, 11/28/2047(a)	17,440,000	13,647,149
9.25%, 01/21/2049(a)(b)	15,225,000	14,063,123
		42,123,474
Oman-3.20%
Oman Government International Bond
6.50%, 03/08/2047(a)	13,698,000	13,626,086
6.75%, 01/17/2048(a)	13,740,000	14,034,311
7.00%, 01/25/2051(a)	13,340,000	14,023,341
		41,683,738
Pakistan-3.74%
Pakistan Government International Bond
6.88%, 12/05/2027(a)	17,614,000	16,408,485
7.38%, 04/08/2031(a)	18,874,000	16,374,120
8.88%, 04/08/2051(a)	19,660,000	15,968,427
		48,751,032
Panama-3.14%
Panama Government International Bond
6.40%, 02/14/2035	14,974,000	13,874,226
6.88%, 01/31/2036	14,601,000	13,889,494
7.88%, 03/01/2057	13,584,000	13,221,025
		40,984,745
Peru-2.99%
Peruvian Government International Bond
5.63%, 11/18/2050	13,802,000	12,955,014
5.88%, 08/08/2054	13,645,000	13,094,004
3.60%, 01/15/2072	21,034,000	12,975,349
		39,024,367
Philippines-3.03%
Philippine Government International Bond
3.20%, 07/06/2046	19,338,000	13,318,428
4.20%, 03/29/2047	16,323,000	13,045,894
5.95%, 10/13/2047	12,820,000	13,101,082
		39,465,404
Qatar-3.09%
Qatar Government International Bond
4.63%, 06/02/2046(a)	14,897,000	13,384,500
5.10%, 04/23/2048(a)	14,194,000	13,466,416
4.82%, 03/14/2049(a)	14,730,000	13,391,945
		40,242,861
Romania-2.90%
Romanian Government International Bond
5.13%, 06/15/2048(a)(b)	16,540,000	12,477,363
4.00%, 02/14/2051(a)	20,010,000	12,622,638
7.63%, 01/17/2053(a)(b)	12,646,000	12,672,430
		37,772,431
Saudi Arabia-3.06%
Saudi Government International Bond
5.75%, 01/16/2054(a)	14,218,000	13,496,330
4.50%, 04/22/2060(a)	17,065,000	13,285,008
3.45%, 02/02/2061(a)	21,104,000	13,083,351
		39,864,689
	Principal Amount	Value
South Africa-3.22%
Republic of South Africa Government International Bond
6.30%, 06/22/2048(b)	$17,241,000	$13,964,563
5.75%, 09/30/2049	18,454,000	13,817,433
7.30%, 04/20/2052	15,604,000	14,150,721
		41,932,717
Turkey-3.21%
Turkey Government International Bond
4.88%, 04/16/2043	19,214,000	13,762,229
6.63%, 02/17/2045	16,338,000	14,168,150
5.75%, 05/11/2047	18,104,000	13,976,003
		41,906,382
United Arab Emirates-3.16%
Finance Department Government of Sharjah
6.13%, 03/06/2036(a)	13,865,000	13,669,184
4.00%, 07/28/2050(a)	21,702,000	14,000,503
4.38%, 03/10/2051(a)	19,726,000	13,499,207
		41,168,894
Uzbekistan-3.16%
Republic of Uzbekistan International Bond
3.70%, 11/25/2030(a)	16,538,000	13,955,591
3.90%, 10/19/2031(a)	16,600,000	13,817,300
6.90%, 02/28/2032(a)	13,700,000	13,483,883
		41,256,774
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,450,778,148)		1,278,405,043
	Shares
Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(c)(d) (Cost $2,483,568)	2,483,568	2,483,568
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.27% (Cost $1,453,261,716)		1,280,888,611
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.26%
Invesco Private Government Fund, 4.35%(c)(d)(e)	22,671,806	22,671,806
Invesco Private Prime Fund, 4.48%(c)(d)(e)	58,959,797	58,977,485
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $81,649,291)		81,649,291
TOTAL INVESTMENTS IN SECURITIES-104.53% (Cost $1,534,911,007)		1,362,537,902
OTHER ASSETS LESS LIABILITIES-(4.53)%		(59,076,991)
NET ASSETS-100.00%		$1,303,460,911
See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
January 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $866,926,897, which represented 66.51% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,189,395	$25,427,325	$(24,133,152)	$-	$-	$2,483,568	$23,113
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,407,358	27,138,523	(17,874,075)	-	-	22,671,806	199,412 *
Invesco Private Prime Fund	35,021,651	61,405,406	(37,449,573)	2,041	(2,040)	58,977,485	528,681 *
Total	$49,618,404	$113,971,254	$(79,456,800)	$2,041	$(2,040)	$84,132,859	$751,206

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)
January 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.37%
Argentina-1.13%
Telecom Argentina S.A., 9.50%, 07/18/2031(a)	$200,000	$208,250
YPF S.A.
6.95%, 07/21/2027(a)	260,000	262,043
9.00%, 06/30/2029(a)	285,942	299,887
9.50%, 01/17/2031(a)	270,000	286,665
8.75%, 09/11/2031(a)	200,000	206,420
7.00%, 09/30/2033(a)	160,000	155,182
7.00%, 12/15/2047(a)	205,000	180,690
		1,599,137
Australia-1.53%
FMG Resources (August 2006) Pty. Ltd.
4.50%, 09/15/2027(a)	232,000	226,326
5.88%, 04/15/2030(a)	269,000	266,226
4.38%, 04/01/2031(a)	502,000	458,591
6.13%, 04/15/2032(a)	311,000	309,338
Infrabuild Australia Pty Ltd., 14.50%, 11/15/2028(a)	200,000	201,770
Mineral Resources Ltd.
8.13%, 05/01/2027(a)	210,000	211,394
8.00%, 11/01/2027(a)(b)	243,000	249,246
8.50%, 05/01/2030(a)	242,000	250,672
		2,173,563
Austria-0.16%
Benteler International AG, 10.50%, 05/15/2028(a)	220,000	234,092
Azerbaijan-0.25%
State Oil Co. of the Azerbaijan Republic (The), 6.95%, 03/18/2030(a)	340,000	352,671
Bahrain-0.91%
Bank of Bahrain and Kuwait B.S.C., 6.88%, 06/06/2029(a)	200,000	203,000
Bapco Energies B.S.C. Closed
7.50%, 10/25/2027(a)	270,000	277,774
8.38%, 11/07/2028(a)	200,000	212,416
Bapco Energies Sukuk Ltd.
5.25%, 04/08/2029(a)	200,000	195,329
6.63%, 05/25/2033(a)	200,000	209,686
GFH Senior Sukuk Ltd., 7.50%, 11/06/2029(a)	200,000	198,520
		1,296,725
Belgium-0.14%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(a)	200,000	193,803
Bermuda-0.16%
RLGH Finance Bermuda Ltd., 8.25%, 07/17/2031(a)	200,000	222,594
Brazil-12.75%
3R Lux S.a.r.l., 9.75%, 02/05/2031(a)	200,000	209,140
Acu Petroleo (Luxembourg) S.a.r.l., 7.50%, 01/13/2032(a)	249,114	249,695
Aegea Finance S.a.r.l.
6.75%, 05/20/2029(a)	220,000	215,610
9.00%, 01/20/2031(a)	200,000	208,235
Amaggi (Luxembourg) International S.a.r.l., 5.25%, 01/28/2028(a)	260,000	250,252
Ambipar Lux S.a.r.l., 9.88%, 02/06/2031(a)	260,000	261,500
	Principal Amount	Value
Brazil-(continued)
Azul Secured Finance LLP, 11.93%, 08/28/2028(a)(c)	$213,528	$200,333
B3 S.A. - Brasil, Bolsa, Balcao, 4.13%, 09/20/2031(a)	210,000	187,004
Banco Bradesco S.A., 4.38%, 03/18/2027(a)	220,000	216,793
Banco BTG Pactual S.A.
2.75%, 01/11/2026(a)	220,000	215,705
6.25%, 04/08/2029(a)	170,000	172,100
5.75%, 01/22/2030(a)	200,000	196,200
Banco do Brasil S.A.
3.25%, 09/30/2026(a)	340,000	331,362
4.88%, 01/11/2029(a)	220,000	211,810
6.25%, 04/18/2030(a)	260,000	261,868
6.00%, 03/18/2031(a)	260,000	258,346
Banco Votorantim S.A., 4.38%, 07/29/2025(a)	240,000	238,893
Braskem America Finance Co., 7.13%, 07/22/2041(a)	200,000	167,172
Braskem Netherlands Finance B.V.
4.50%, 01/10/2028(a)	450,000	419,836
4.50%, 01/31/2030(a)	540,000	462,126
8.50%, 01/12/2031(a)	300,000	305,318
7.25%, 02/13/2033(a)	360,000	337,642
8.00%, 10/15/2034(a)	300,000	289,739
5.88%, 01/31/2050(a)	270,000	188,814
BRF S.A.
4.88%, 01/24/2030(a)	260,000	244,385
5.75%, 09/21/2050(a)	230,000	187,472
Centrais Eletricas Brasileiras S.A.
3.63%, 02/04/2025(a)	220,000	219,911
4.63%, 02/04/2030(a)	250,000	227,436
6.50%, 01/11/2035(a)	260,000	247,520
Cosan (Luxembourg) S.A.
5.50%, 09/20/2029(a)	250,000	238,927
7.50%, 06/27/2030(a)	250,000	256,126
7.25%, 06/27/2031(a)	200,000	201,724
CSN Inova Ventures, 6.75%, 01/28/2028(a)	380,000	362,430
CSN Resources S.A.
8.88%, 12/05/2030(a)	200,000	197,591
4.63%, 06/10/2031(a)	300,000	234,840
5.88%, 04/08/2032(a)	220,000	181,657
FS (Luxembourg) S.a.r.l., 8.88%, 02/12/2031(a)	200,000	203,957
Klabin Austria GmbH
5.75%, 04/03/2029(a)	330,000	327,270
3.20%, 01/12/2031(a)	220,000	188,039
7.00%, 04/03/2049(a)	240,000	241,480
LD Celulose International GmbH, 7.95%, 01/26/2032(a)	220,000	224,097
MARB BondCo PLC, 3.95%, 01/29/2031(a)	360,000	307,078
MC Brazil Downstream Trading S.a.r.l., 7.25%, 06/30/2031(a)	589,213	498,825
MercadoLibre, Inc., 3.13%, 01/14/2031	200,000	174,894
Minerva (Luxembourg) S.A.
4.38%, 03/18/2031(a)	370,000	320,743
8.88%, 09/13/2033(a)	340,000	358,352
Movida Europe S.A., 7.85%, 04/11/2029(a)	200,000	171,954
MV24 Capital B.V., 6.75%, 06/01/2034(a)	218,109	208,608
NewCo Holding USD 20 S.a.r.l., 9.38%, 11/07/2029(a)	300,000	306,232
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Brazil-(continued)
Petrobras Global Finance B.V.
7.38%, 01/17/2027	$185,000	$191,538
6.00%, 01/27/2028	298,000	302,297
5.60%, 01/03/2031	277,000	272,001
6.50%, 07/03/2033(b)	250,000	251,369
6.00%, 01/13/2035	300,000	281,353
6.88%, 01/20/2040	183,000	180,447
6.75%, 01/27/2041	213,000	205,640
7.25%, 03/17/2044	196,000	196,757
5.50%, 06/10/2051	181,000	139,567
6.85%, 06/05/2115	460,000	414,116
Petrorio Luxembourg Trading S.a.r.l., 6.13%, 06/09/2026(a)	270,000	269,871
Rede D’or Finance S.a.r.l.
4.95%, 01/17/2028(a)	220,000	212,871
4.50%, 01/22/2030(a)	260,000	238,099
Rumo Luxembourg S.a.r.l.
5.25%, 01/10/2028(a)	220,000	215,614
4.20%, 01/18/2032(a)	200,000	171,353
Samarco Mineracao S.A., 9.00% PIK Rate, 0.50% Cash Rate, 06/30/2031(a)(b)(c)	1,336,286	1,293,227
Simpar Europe S.A., 5.20%, 01/26/2031(a)	180,000	131,108
Trident Energy Finance PLC, 12.50%, 11/30/2029(a)	200,000	211,437
XP, Inc., 6.75%, 07/02/2029(a)	170,000	170,223
Yinson Boronia Production B.V., 8.95%, 07/31/2042(a)	350,000	365,081
		18,101,010
Burkina Faso-0.15%
Endeavour Mining PLC, 5.00%, 10/14/2026(a)	220,000	215,870
Canada-11.11%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028(a)	528,000	504,401
4.38%, 01/15/2028(a)	287,000	276,435
3.50%, 02/15/2029(a)	287,000	265,458
6.13%, 06/15/2029(a)	400,000	405,786
5.63%, 09/15/2029(a)	225,000	224,323
4.00%, 10/15/2030(a)	962,000	872,005
Air Canada, 3.88%, 08/15/2026(a)	413,000	403,035
Algonquin Power & Utilities Corp., 4.75%, 01/18/2082(d)	292,000	278,888
AltaGas Ltd., 7.20%, 10/15/2054(a)(d)	300,000	302,191
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P., 8.75%, 07/15/2026(a)	220,000	209,307
Baytex Energy Corp.
8.50%, 04/30/2030(a)	275,000	283,616
7.38%, 03/15/2032(a)	200,000	197,249
Bombardier, Inc.
7.88%, 04/15/2027(a)	242,000	243,088
6.00%, 02/15/2028(a)	292,000	291,964
7.50%, 02/01/2029(a)	287,000	299,138
8.75%, 11/15/2030(a)	260,000	280,284
7.25%, 07/01/2031(a)	250,000	258,567
7.00%, 06/01/2032(a)	260,000	265,450
7.45%, 05/01/2034(a)	130,000	136,967
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 09/15/2027(a)	240,000	239,358
4.88%, 02/15/2030(a)	190,000	173,995
	Principal Amount	Value
Canada-(continued)
Dye & Durham Ltd., 8.63%, 04/15/2029(a)	$200,000	$209,225
Emera, Inc., Series 16-A, 6.75%, 06/15/2076(d)	420,000	425,450
Enerflex Ltd., 9.00%, 10/15/2027(a)	215,000	223,933
Garda World Security Corp.
4.63%, 02/15/2027(a)	218,000	213,845
8.25%, 08/01/2032(a)	200,000	205,914
goeasy Ltd., 9.25%, 12/01/2028(a)	200,000	213,717
Hudbay Minerals, Inc.
4.50%, 04/01/2026(a)	182,000	180,132
6.13%, 04/01/2029(a)	182,000	182,591
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/2029(a)	330,000	347,233
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/2028(a)	268,000	266,837
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030(a)	276,000	293,921
10.50%, 12/15/2030(a)	200,000	216,675
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/2031(a)	200,000	190,754
Mattamy Group Corp.
5.25%, 12/15/2027(a)	190,000	186,273
4.63%, 03/01/2030(a)	230,000	214,902
MEG Energy Corp., 5.88%, 02/01/2029(a)	232,000	228,618
Methanex Corp.
5.13%, 10/15/2027	229,000	225,592
5.25%, 12/15/2029	265,000	258,219
Northriver Midstream Finance L.P., 6.75%, 07/15/2032(a)	200,000	204,861
NOVA Chemicals Corp.
5.00%, 05/01/2025(a)	198,000	197,036
5.25%, 06/01/2027(a)	357,000	351,031
4.25%, 05/15/2029(a)	220,000	201,153
9.00%, 02/15/2030(a)	225,000	240,302
Open Text Corp.
3.88%, 02/15/2028(a)	342,000	325,060
3.88%, 12/01/2029(a)	291,000	267,075
Open Text Holdings, Inc.
4.13%, 02/15/2030(a)	342,000	313,995
4.13%, 12/01/2031(a)	253,000	226,989
Parkland Corp.
5.88%, 07/15/2027(a)	190,000	190,203
4.50%, 10/01/2029(a)	309,000	290,833
4.63%, 05/01/2030(a)	309,000	288,076
6.63%, 08/15/2032(a)	200,000	200,601
Ritchie Bros. Holdings, Inc.
6.75%, 03/15/2028(a)	210,000	215,474
7.75%, 03/15/2031(a)	308,000	324,701
Rogers Communications, Inc., 5.25%, 03/15/2082(a)(d)	252,000	247,167
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 03/01/2055(a)(d)	250,000	257,720
Strathcona Resources Ltd., 6.88%, 08/01/2026(a)	195,000	195,781
Superior Plus L.P./Superior General Partner, Inc., 4.50%, 03/15/2029(a)	230,000	212,195
Taseko Mines Ltd., 8.25%, 05/01/2030(a)	200,000	204,985
Telesat Canada/Telesat LLC, 5.63%, 12/06/2026(a)	190,000	112,989
		15,763,563
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Cayman Islands-0.29%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)	$400,000	$411,392
Chile-1.03%
AES Andes S.A., 8.15%, 06/10/2055(a)(d)	200,000	205,101
Agrosuper S.A., 4.60%, 01/20/2032(a)	170,000	154,562
Falabella S.A., 3.38%, 01/15/2032(a)	240,000	200,218
LATAM Airlines Group S.A.
13.38%, 10/15/2029(a)	230,000	261,821
7.88%, 04/15/2030(a)	500,000	503,125
Telefonica Moviles Chile S.A., 3.54%, 11/18/2031(a)	180,000	140,097
		1,464,924
China-3.69%
Bank of Communications Co. Ltd., 3.80%(a)(b)(d)(e)	850,000	842,056
CFAMC III Co. Ltd.
4.75%, 04/27/2027(a)	300,000	294,765
4.25%, 11/07/2027(a)	300,000	291,930
CFAMC IV Co. Ltd., 4.50%, 05/29/2029(a)	200,000	191,592
Fortune Star (BVI) Ltd.
5.00%, 05/18/2026(a)	220,000	211,890
5.05%, 01/27/2027(a)	220,000	207,580
Franshion Brilliant Ltd.
4.25%, 07/23/2029(a)	200,000	167,976
6.00%(a)(d)(e)	220,000	214,669
Industrial and Commercial Bank of China Ltd., 3.20%(a)(d)(e)	2,082,000	2,024,680
Longfor Group Holdings Ltd., 4.50%, 01/16/2028(a)	200,000	164,122
Vanke Real Estate (Hong Kong) Co. Ltd., 3.98%, 11/09/2027(a)	330,000	213,038
West China Cement Ltd., 4.95%, 07/08/2026(a)	270,000	201,274
Yanlord Land (HK) Co. Ltd., 5.13%, 05/20/2026(a)	220,000	209,450
		5,235,022
Colombia-3.74%
AI Candelaria (Spain) S.A., 5.75%, 06/15/2033(a)	270,000	225,974
Banco de Bogota S.A., 6.25%, 05/12/2026(a)	490,000	492,215
Canacol Energy Ltd., 5.75%, 11/24/2028(a)	220,000	128,577
Ecopetrol S.A.
8.63%, 01/19/2029	289,000	306,702
6.88%, 04/29/2030(b)	521,000	514,374
4.63%, 11/02/2031	260,000	217,420
7.75%, 02/01/2032	180,000	176,983
8.88%, 01/13/2033(b)	510,000	525,973
8.38%, 01/19/2036	350,000	339,429
7.38%, 09/18/2043	208,000	178,511
5.88%, 05/28/2045	420,000	296,496
5.88%, 11/02/2051	130,000	88,720
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/2029(a)	250,000	226,251
4.38%, 02/15/2031(a)	260,000	226,254
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A., 5.38%, 12/30/2030(a)	320,000	277,591
GeoPark Ltd., 5.50%, 01/17/2027(a)	220,000	218,934
Gran Tierra Energy, Inc., 9.50%, 10/15/2029(a)	200,000	188,661
	Principal Amount	Value
Colombia-(continued)
Grupo Aval Ltd., 4.38%, 02/04/2030(a)	$250,000	$224,689
Grupo de Inversiones Suramericana S.A., 5.50%, 04/29/2026(a)	200,000	198,823
SierraCol Energy Andina LLC, 6.00%, 06/15/2028(a)	270,000	250,490
		5,303,067
Costa Rica-0.11%
Instituto Costarricense de Electricidad, 6.38%, 05/15/2043(a)	170,000	152,133
Czech Republic-0.23%
Allwyn Entertainment Financing (UK) PLC, 7.88%, 04/30/2029(a)	310,000	323,331
Dominican Republic-0.14%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(a)	200,000	202,165
Finland-0.18%
Amer Sports Co., 6.75%, 02/16/2031(a)	250,000	256,873
France-2.65%
Altice France S.A.
8.13%, 02/01/2027(a)	560,000	470,657
5.50%, 01/15/2028(a)	380,000	308,081
5.13%, 07/15/2029(a)	900,000	719,341
5.50%, 10/15/2029(a)	670,000	535,976
Calderys Financing LLC, 11.25%, 06/01/2028(a)	210,000	224,983
Electricite de France S.A., 9.13%(a)(d)(e)	470,000	534,994
Iliad Holding S.A.S.U.
7.00%, 10/15/2028(a)	400,000	407,586
8.50%, 04/15/2031(a)	320,000	343,782
Vallourec SACA, 7.50%, 04/15/2032(a)	200,000	208,684
		3,754,084
Georgia-0.14%
Georgian Railway JSC, 4.00%, 06/17/2028(a)	220,000	192,794
Germany-1.86%
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/2028(a)	220,000	195,205
Mercer International, Inc., 5.13%, 02/01/2029(b)	309,000	274,362
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/2027(a)	550,000	544,242
ZF North America Capital, Inc.
4.75%, 04/29/2025(a)	506,000	505,517
6.88%, 04/14/2028(a)	217,000	218,813
7.13%, 04/14/2030(a)	220,000	220,314
6.75%, 04/23/2030(a)	265,000	260,855
6.88%, 04/23/2032(a)	430,000	414,650
		2,633,958
Ghana-0.31%
Tullow Oil PLC, 10.25%, 05/15/2026(a)	483,000	438,892
Guatemala-0.55%
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.25%, 04/27/2029(a)	379,000	361,857
CT Trust, 5.13%, 02/03/2032(a)	200,000	179,940
Investment Energy Resources Ltd., 6.25%, 04/26/2029(a)	240,000	232,319
		774,116
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Hong Kong-2.37%
Bank of Communications (Hong Kong) Ltd., 3.73%(a)(d)(e)	$250,000	$249,061
Bank of East Asia Ltd. (The), 5.83%(a)(d)(e)	290,000	284,200
CAS Capital No. 1 Ltd., 4.00%(a)(d)(e)	340,000	328,960
China CITIC Bank International Ltd.
3.25%(a)(d)(e)	270,000	263,257
4.80%(a)(d)(e)	270,000	269,057
Melco Resorts Finance Ltd.
4.88%, 06/06/2025(a)	250,000	249,297
5.25%, 04/26/2026(a)	220,000	218,652
5.63%, 07/17/2027(a)	270,000	264,051
5.75%, 07/21/2028(a)	180,000	172,378
5.38%, 12/04/2029(a)	320,000	296,416
7.63%, 04/17/2032(a)	250,000	249,936
Nanyang Commercial Bank Ltd., 6.50%(a)(d)(e)	290,000	292,826
Seaspan Corp., 5.50%, 08/01/2029(a)	237,000	218,424
		3,356,515
Hungary-0.07%
OTP Bank Nyrt., 8.75%, 05/15/2033(a)(d)	90,000	95,004
India-3.32%
Biocon Biologics Global PLC, 6.67%, 10/09/2029(a)	270,000	263,105
CA Magnum Holdings, 5.38%, 10/31/2026(a)	250,000	246,000
Continuum Green Energy India Pvt./Co- Issuers, 7.50%, 06/26/2033(a)	214,995	221,781
Delhi International Airport Ltd.
6.13%, 10/31/2026(a)	200,000	201,036
6.45%, 06/04/2029(a)	220,000	224,323
Greenko Dutch B.V., 3.85%, 03/29/2026(a)	405,435	395,253
Greenko Power II Ltd., 4.30%, 12/13/2028(a)	208,750	196,473
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/2025(a)	150,000	149,786
IRB Infrastructure Developers Ltd., 7.11%, 03/11/2032(a)	200,000	202,358
JSW Hydro Energy Ltd., 4.13%, 05/18/2031(a)	236,000	212,564
JSW Steel Ltd.
3.95%, 04/05/2027(a)	428,000	410,231
5.05%, 04/05/2032(a)	220,000	198,124
Muthoot Finance Ltd., 7.13%, 02/14/2028(a)	260,000	264,936
Network i2i Ltd., 5.65%(a)(d)(e)	250,000	250,750
Periama Holdings LLC, 5.95%, 04/19/2026(a)	140,000	139,930
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/2028(a)	260,000	242,580
Shriram Finance Ltd.
6.63%, 04/22/2027(a)	200,000	201,355
6.15%, 04/03/2028(a)	200,000	197,690
UPL Corp. Ltd., 4.63%, 06/16/2030(a)	200,000	175,218
Vedanta Resources Finance II PLC
9.25%, 04/23/2026(a)	270,000	-
10.88%, 09/17/2029(a)	300,000	312,467
		4,705,960
Indonesia-0.31%
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/2029(a)	200,000	212,349
PT Cikarang Listrindo Tbk, 4.95%, 09/14/2026(a)	230,000	228,749
		441,098
	Principal Amount	Value
Israel-3.08%
Energian Israel Finance Ltd.
4.88%, 03/30/2026(a)	$220,000	$218,608
5.38%, 03/30/2028(a)	220,000	210,889
5.88%, 03/30/2031(a)	220,000	202,684
8.50%, 09/30/2033(a)	280,000	289,293
Leviathan Bond Ltd.
6.13%, 06/30/2025(a)	210,000	209,954
6.50%, 06/30/2027(a)	210,000	207,718
6.75%, 06/30/2030(a)	200,000	195,750
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/2036(b)	220,000	220,245
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/2026	945,000	916,334
4.75%, 05/09/2027	320,000	315,274
6.75%, 03/01/2028(b)	350,000	360,433
5.13%, 05/09/2029	320,000	313,324
7.88%, 09/15/2029	200,000	216,522
8.13%, 09/15/2031	138,000	154,689
4.10%, 10/01/2046	461,000	337,360
		4,369,077
Italy-2.14%
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.38%, 08/15/2026(a)	300,000	300,624
FiberCop S.p.A.
6.38%, 11/15/2033(a)	200,000	198,652
6.00%, 09/30/2034(a)	200,000	192,777
7.20%, 07/18/2036(a)	200,000	204,052
7.72%, 06/04/2038(a)	200,000	210,297
Intesa Sanpaolo S.p.A.
4.20%, 06/01/2032(a)(d)	190,000	168,687
4.95%, 06/01/2042(a)(b)(d)	260,000	205,973
Kedrion S.p.A., 6.50%, 09/01/2029(a)	200,000	190,873
Telecom Italia Capital S.A., 7.20%, 07/18/2036	186,000	186,822
UniCredit S.p.A.
5.86%, 06/19/2032(a)(d)	250,000	249,978
7.30%, 04/02/2034(a)(d)	400,000	418,841
5.46%, 06/30/2035(a)(d)	530,000	515,898
		3,043,474
Japan-3.17%
Rakuten Group, Inc.
11.25%, 02/15/2027(a)	600,000	656,371
9.75%, 04/15/2029(a)	650,000	710,805
5.13%(a)(d)(e)	340,000	328,355
6.25%(a)(d)(e)	280,000	249,469
SoftBank Group Corp.
6.00%, 07/30/2025(a)	200,000	200,191
4.00%, 07/06/2026(a)	300,000	293,239
5.13%, 09/19/2027(a)	550,000	540,396
4.63%, 07/06/2028(a)	360,000	344,666
5.25%, 07/06/2031(a)	410,000	383,870
7.00%, 07/08/2031(a)	200,000	203,555
6.88%(a)(b)(d)(e)	590,000	587,640
		4,498,557
Jersey-0.21%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029(a)	300,000	297,861
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Luxembourg-1.15%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc., 6.13%, 10/15/2026(a)	$250,000	$250,613
Altice Financing S.A.
5.00%, 01/15/2028(a)	440,000	358,502
5.75%, 08/15/2029(a)	720,000	561,332
INEOS Finance PLC, 7.50%, 04/15/2029(a)	250,000	255,249
ION Trading Technologies S.a.r.l., 9.50%, 05/30/2029(a)	200,000	209,073
		1,634,769
Macau-2.02%
Champion Path Holdings Ltd.
4.50%, 01/27/2026(a)	220,000	216,671
4.85%, 01/27/2028(a)	220,000	210,278
MGM China Holdings Ltd.
5.25%, 06/18/2025(a)	150,000	149,443
5.88%, 05/15/2026(a)	240,000	240,240
4.75%, 02/01/2027(a)	140,000	137,437
7.13%, 06/26/2031(a)	200,000	204,634
Studio City Finance Ltd.
6.50%, 01/15/2028(a)	220,000	214,807
5.00%, 01/15/2029(a)	383,000	349,433
Wynn Macau Ltd.
5.50%, 01/15/2026(a)	250,000	249,400
5.50%, 10/01/2027(a)	250,000	244,853
5.63%, 08/26/2028(a)	410,000	397,003
5.13%, 12/15/2029(a)	278,000	259,120
		2,873,319
Mexico-3.80%
Alsea S.A.B. de C.V., 7.75%, 12/14/2026(a)	220,000	222,359
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/2028(a)	417,073	417,774
10.38%, 11/15/2030(a)	285,437	285,130
Braskem Idesa S.A.P.I.
7.45%, 11/15/2029(a)	200,000	167,539
6.99%, 02/20/2032(a)	340,000	267,711
CEMEX S.A.B. de C.V.
5.13%(a)(d)(e)	350,000	347,254
9.13%(a)(d)(e)	345,000	357,073
Grupo Aeromexico S.A.B. de C.V., 8.63%, 11/15/2031(a)	200,000	200,250
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(a)	220,000	169,193
Petroleos Mexicanos
6.88%, 10/16/2025	60,000	59,885
4.50%, 01/23/2026	70,000	68,074
6.88%, 08/04/2026	134,000	131,809
6.49%, 01/23/2027	100,000	96,771
6.50%, 03/13/2027	270,000	260,646
5.35%, 02/12/2028	100,000	91,820
6.50%, 01/23/2029	80,000	74,263
8.75%, 06/02/2029	90,000	89,223
6.84%, 01/23/2030	160,000	144,944
5.95%, 01/28/2031	175,000	146,644
6.70%, 02/16/2032	450,000	391,489
10.00%, 02/07/2033	110,000	113,193
6.63%, 06/15/2035	185,000	146,269
6.50%, 06/02/2041	70,000	49,110
5.50%, 06/27/2044	50,000	30,968
6.38%, 01/23/2045	94,000	62,794
6.75%, 09/21/2047	310,000	213,805
6.35%, 02/12/2048	170,000	112,370
	Principal Amount	Value
Mexico-(continued)
7.69%, 01/23/2050	$490,000	$366,934
6.95%, 01/28/2060	230,000	157,564
Total Play Telecomunicaciones S.A. de C.V., 6.38%, 09/20/2028(a)	207,000	150,424
		5,393,282
Morocco-0.89%
OCP S.A.
3.75%, 06/23/2031(a)	140,000	122,067
6.75%, 05/02/2034(a)	410,000	418,353
6.88%, 04/25/2044(a)	220,000	213,494
5.13%, 06/23/2051(a)	340,000	258,535
7.50%, 05/02/2054(a)	250,000	253,708
		1,266,157
Netherlands-1.60%
OCI N.V., 6.70%, 03/16/2033(a)	220,000	228,012
Sunrise FinCo I B.V., 4.88%, 07/15/2031(a)	360,000	334,422
Trivium Packaging Finance B.V.
5.50%, 08/15/2026(a)	270,000	268,843
8.50%, 08/15/2027(a)	210,000	210,299
VEON Holdings B.V., 3.38%, 11/25/2027(a)(b)	300,000	265,814
VZ Secured Financing B.V., 5.00%, 01/15/2032(a)	521,000	466,107
Ziggo B.V., 4.88%, 01/15/2030(a)	531,000	497,818
		2,271,315
Nigeria-0.45%
Access Bank PLC, 6.13%, 09/21/2026(a)	229,000	225,153
IHS Holding Ltd., 6.25%, 11/29/2028(a)	220,000	208,684
Seplat Energy PLC, 7.75%, 04/01/2026(a)	200,000	199,769
		633,606
Norway-0.14%
Seadrill Finance Ltd., 8.38%, 08/01/2030(a)	200,000	204,260
Oman-1.56%
Bank muscat SAOG, 4.75%, 03/17/2026(a)	220,000	217,717
Lamar Funding Ltd., 3.96%, 05/07/2025(a)	250,000	249,326
Mazoon Assets Co. SAOC
5.20%, 11/08/2027(a)	220,000	217,888
5.50%, 02/14/2029(a)	200,000	199,421
5.25%, 10/09/2031(a)	200,000	194,788
OmGrid Funding Ltd., 5.20%, 05/16/2027(a)	220,000	217,664
OQ SAOC, 5.13%, 05/06/2028(a)	340,000	335,271
Oryx Funding Ltd., 5.80%, 02/03/2031(a)	270,000	268,618
Oztel Holdings SPC Ltd., 6.63%, 04/24/2028(a)	310,000	319,725
		2,220,418
Pakistan-0.13%
Pakistan Water & Power Development Authority, 7.50%, 06/04/2031(a)	235,000	186,819
Panama-0.86%
AES Panama Generation Holdings S.R.L., 4.38%, 05/31/2030(a)	446,587	390,855
C&W Senior Finance Ltd., 6.88%, 09/15/2027(a)	210,000	210,285
Empresa de Transmision Electrica S.A., 5.13%, 05/02/2049(a)	170,000	122,436
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Panama-(continued)
Sable International Finance Ltd., 7.13%, 10/15/2032(a)	$338,000	$330,753
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(a)	190,000	172,648
		1,226,977
Peru-1.11%
Banco de Credito del Peru S.A.
3.13%, 07/01/2030(a)(d)	300,000	296,346
3.25%, 09/30/2031(a)(d)	140,000	133,389
5.80%, 03/10/2035(a)(d)	200,000	196,600
Cia de Minas Buenaventura S.A.A., 5.50%, 07/23/2026(a)	50,000	49,799
Peru LNG S.r.l., 5.38%, 03/22/2030(a)	201,674	187,561
Petroleos del Peru S.A.
4.75%, 06/19/2032(a)	350,000	267,385
5.63%, 06/19/2047(a)	700,000	446,308
		1,577,388
Poland-0.16%
Canpack S.A./Canpack US LLC, 3.88%, 11/15/2029(a)	250,000	226,053
Puerto Rico-0.44%
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027(a)	535,000	490,099
5.13%, 07/15/2029(a)	170,000	138,316
		628,415
Russia-0.03%
O1 Properties Finance PLC, 0.50% PIK Rate, 7.75% Cash Rate, 09/27/2028(a)(c)(f)	500,000	40,000
Saudi Arabia-0.54%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/2026(a)	190,000	180,783
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/2029(a)	200,000	201,874
Dar Al-Arkan Sukuk Co. Ltd.
6.75%, 02/15/2025(a)	70,000	69,960
8.00%, 02/25/2029(a)	300,000	311,117
		763,734
Serbia-0.21%
Telecommunications co Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(a)	300,000	298,120
Singapore-0.53%
GLP Pte. Ltd.
3.88%, 06/04/2025(a)	350,000	336,136
4.50%(a)(d)(e)	399,000	219,352
Puma International Financing S.A., 7.75%, 04/25/2029(a)	200,000	203,254
		758,742
South Africa-2.02%
Bidvest Group UK PLC (The), 3.63%, 09/23/2026(a)	160,000	154,812
Eskom Holdings SOC Ltd.
7.13%, 02/11/2025(a)	413,000	413,232
8.45%, 08/10/2028(a)	20,000	20,882
Liquid Telecommunications Financing PLC, 5.50%, 09/04/2026(a)	280,000	243,612
MTN (Mauritius) Investments Ltd., 6.50%, 10/13/2026(a)	220,000	222,368
	Principal Amount	Value
South Africa-(continued)
Sasol Financing USA LLC
4.38%, 09/18/2026(b)	$290,000	$278,832
6.50%, 09/27/2028	250,000	241,173
8.75%, 05/03/2029(a)	350,000	355,795
5.50%, 03/18/2031	287,000	242,056
Stillwater Mining Co.
4.00%, 11/16/2026(a)	300,000	284,956
4.50%, 11/16/2029(a)	177,000	149,707
Transnet SOC Ltd., 8.25%, 02/06/2028(a)	250,000	255,154
		2,862,579
Spain-0.16%
Grifols S.A., 4.75%, 10/15/2028(a)	238,000	220,243
Sweden-0.18%
Stena International S.A., 7.25%, 01/15/2031(a)	250,000	255,810
Switzerland-0.70%
Consolidated Energy Finance S.A.
5.63%, 10/15/2028(a)	290,000	258,357
12.00%, 02/15/2031(a)	200,000	206,082
Oriflame Investment Holding PLC, 5.13%, 05/04/2026(a)	260,000	28,326
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.88%, 05/01/2027(a)	195,000	195,345
6.38%, 02/01/2030(a)	330,000	303,175
		991,285
Thailand-0.46%
Bangkok Bank PCL, 3.73%, 09/25/2034(a)(d)	340,000	310,314
Kasikornbank PCL, 3.34%, 10/02/2031(a)(d)	360,000	346,153
		656,467
Trinidad-0.28%
Heritage Petroleum Co. Ltd., 9.00%, 08/12/2029(a)	220,000	229,152
Trinidad Generation Unlimited, 5.25%, 11/04/2027(a)	170,000	165,902
		395,054
Turkey-6.73%
Akbank T.A.S.
5.13%, 03/31/2025(a)	220,000	220,158
6.80%, 02/06/2026(a)	200,000	202,637
7.50%, 01/20/2030(a)	200,000	204,210
6.80%, 06/22/2031(a)(d)	240,000	239,678
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.38%, 06/29/2028(a)	220,000	192,223
Aydem Yenilenebilir Enerji A.S., 7.75%, 02/02/2027(a)	310,000	310,101
Eldorado Gold Corp., 6.25%, 09/01/2029(a)	195,000	192,645
Eregli Demir ve Celik Fabrikalari T.A.S., 8.38%, 07/23/2029(a)	325,000	333,920
Ford Otomotiv Sanayi A.S., 7.13%, 04/25/2029(a)	200,000	198,922
KOC Holding A.S., 6.50%, 03/11/2025(a)	340,000	340,425
Limak Cimento Sanayi ve Ticaret A.S., 9.75%, 07/25/2029(a)	200,000	200,559
Mersin Uluslararasi Liman Isletmeciligi A.S., 8.25%, 11/15/2028(a)	200,000	207,388
Pegasus Hava Tasimaciligi A.S., 8.00%, 09/11/2031(a)	200,000	200,518
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Turkey-(continued)
QNB Bank A.S., 7.25%, 05/21/2029(a)	$200,000	$208,275
Sisecam UK PLC
8.25%, 05/02/2029(a)	200,000	202,394
8.63%, 05/02/2032(a)(b)	275,000	277,390
T.C. Ziraat Bankasi A.S.
5.38%, 03/02/2026(a)	270,000	269,446
9.50%, 08/01/2026(a)	220,000	232,143
8.00%, 01/16/2029(a)	200,000	206,636
Turk Telekomunikasyon A.S., 7.38%, 05/20/2029(a)	200,000	203,728
Turkiye Garanti Bankasi A.S.
8.38%, 02/28/2034(a)(d)	200,000	205,196
8.13%, 01/03/2035(a)(d)	200,000	203,202
Turkiye Ihracat Kredi Bankasi A.S.
9.38%, 01/31/2026(a)	220,000	228,368
5.75%, 07/06/2026(a)	340,000	339,414
9.00%, 01/28/2027(a)	200,000	209,953
7.50%, 02/06/2028(a)	200,000	203,919
Turkiye Is Bankasi A.S., 7.75%, 06/12/2029(a)	200,000	205,695
Turkiye Vakiflar Bankasi T.A.O.
5.25%, 02/05/2025(a)	300,000	299,250
6.50%, 01/08/2026(a)	340,000	343,026
5.50%, 10/01/2026(a)	235,000	234,021
9.00%, 10/12/2028(a)	270,000	288,375
8.99%, 10/05/2034(a)(d)	200,000	208,324
Ulker Biskuvi Sanayi A.S., 7.88%, 07/08/2031(a)	200,000	202,407
WE Soda Investments Holding PLC
9.50%, 10/06/2028(a)	350,000	361,242
9.38%, 02/14/2031(a)	200,000	205,684
Yapi ve Kredi Bankasi A.S.
9.25%, 10/16/2028(a)	290,000	312,649
7.88%, 01/22/2031(a)(d)	100,000	101,011
9.25%, 01/17/2034(a)(d)	220,000	231,316
Ziraat Katilim Varlik Kiralama A.S., 9.38%, 11/12/2026(a)	210,000	222,978
Zorlu Enerji Elektrik Uretim A.S., 11.00%, 04/23/2030(a)	300,000	307,654
		9,557,080
Ukraine-0.14%
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026(a)(f)	236,403	195,876
United Arab Emirates-1.34%
Alpha Star Holding VIII Ltd., 8.38%, 04/12/2027(a)	200,000	206,398
Arada Sukuk 2 Ltd., 8.00%, 06/24/2029(a)	200,000	206,499
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/2027(a)	200,000	196,162
DP World Salaam, 6.00%(a)(d)(e)	470,000	468,952
Emirates NBD Bank PJSC, 6.13%(a)(d)(e)	250,000	251,089
MAF Global Securities Ltd., 7.88%(a)(d)(e)	220,000	226,474
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029(a)	393,000	351,686
		1,907,260
United Kingdom-7.30%
180 Medical, Inc., 3.88%, 10/15/2029(a)	220,000	203,834
Ardonagh Finco Ltd., 7.75%, 02/15/2031(a)	250,000	257,581
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032(a)	500,000	518,242
	Principal Amount	Value
United Kingdom-(continued)
Avianca Midco 2 PLC
9.00%, 12/01/2028(a)(b)	$400,000	$397,329
9.00%, 12/01/2028(a)	200,000	198,665
Belron UK Finance PLC, 5.75%, 10/15/2029(a)	400,000	396,659
British Telecommunications PLC, 4.25%, 11/23/2081(a)(d)	240,000	233,836
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(a)	400,000	394,457
Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 09/15/2029(a)	600,000	538,546
eG Global Finance PLC, 12.00%, 11/30/2028(a)	400,000	449,008
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/2029(a)	200,000	187,559
8.75%, 01/15/2032(a)	200,000	177,124
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031(a)	325,000	332,371
8.13%, 02/15/2032(a)	200,000	205,239
Ithaca Energy (North Sea) PLC, 8.13%, 10/15/2029(a)	250,000	256,012
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025(a)	310,000	311,664
4.50%, 10/01/2027(a)	220,000	212,482
5.88%, 01/15/2028(a)	200,000	200,009
Mclaren Finance PLC, 7.50%, 08/01/2026(a)	280,000	280,812
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/2031(a)	200,000	194,274
Standard Chartered PLC, 7.01%(a)(d)(e)	200,000	211,114
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)	220,000	191,922
Virgin Media Secured Finance PLC
5.50%, 05/15/2029(a)	440,000	421,843
4.50%, 08/15/2030(a)	410,000	364,040
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/2028(a)	220,000	210,230
VMED 02 UK Financing I PLC, 7.75%, 04/15/2032(a)	250,000	253,730
VMED O2 UK Financing I PLC
4.25%, 01/31/2031(a)	446,000	388,635
4.75%, 07/15/2031(a)	430,000	378,577
Vodafone Group PLC
7.00%, 04/04/2079(d)	771,000	803,292
3.25%, 06/04/2081(d)	188,000	182,403
4.13%, 06/04/2081(d)	380,000	341,680
5.13%, 06/04/2081(d)	313,000	242,267
Zegona Finance PLC, 8.63%, 07/15/2029(a)	400,000	428,010
		10,363,446
United States-3.00%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 08/15/2026(a)	350,000	308,929
Bausch & Lomb Corp., 8.38%, 10/01/2028(a)	450,000	471,695
CITGO Petroleum Corp., 7.00%, 06/15/2025(a)	100,000	100,133
CNG Holdings, Inc., 14.50%, 06/30/2026(a)	300,000	265,383
Constellium SE, 3.75%, 04/15/2029(a)	250,000	228,128
Dresdner Funding Trust I, 8.15%, 06/30/2031(a)	350,000	384,852
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 05/31/2032(a)	275,000	280,416
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
United States-(continued)
GFL Environmental, Inc.
3.75%, 08/01/2025(a)	$292,000	$290,355
5.13%, 12/15/2026(a)	195,000	194,479
4.00%, 08/01/2028(a)	287,000	273,642
3.50%, 09/01/2028(a)	287,000	270,830
4.75%, 06/15/2029(a)	286,000	275,864
4.38%, 08/15/2029(a)	210,000	198,673
6.75%, 01/15/2031(a)	200,000	207,731
Methanex US Operations, Inc., 6.25%, 03/15/2032(a)	200,000	199,714
OPENLANE, Inc., 5.13%, 06/01/2025(a)	86,000	85,771
Playtika Holding Corp., 4.25%, 03/15/2029(a)	231,000	213,339
WeWork Cos. US LLC, 7.88%, 05/01/2025(a)(f)(g)	100,000	3,911
		4,253,845
Uzbekistan-0.37%
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/2031(a)	250,000	248,685
Uzbekneftegaz JSC, 4.75%, 11/16/2028(a)	310,000	274,793
		523,478
Vietnam-0.15%
Mong Duong Finance Holdings B.V., 5.13%, 05/07/2029(a)	228,735	219,904
Zambia-1.04%
First Quantum Minerals Ltd.
6.88%, 10/15/2027(a)	670,000	669,677
9.38%, 03/01/2029(a)	200,000	211,616
8.63%, 06/01/2031(a)	581,000	596,736
		1,478,029
Total U.S. Dollar Denominated Bonds & Notes (Cost $134,496,068)		138,187,055
	Shares
Common Stocks & Other Equity Interests-0.23%
Spain-0.00%
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034(a)(h)(i)	10	0
United States-0.23%
Hornbeck Offshore Services, Inc.(h)(j)	323	19,595
	Shares	Value
United States-(continued)
Hornbeck Offshore Services, Inc., Wts., TBA(h)(j)	2,673	$96,673
Hornbeck Offshore Services, Inc., Wts., TBA(h)(j)	3,246	196,923
Premier Brands Group Holdings Co.(h)(k)	3,222	7,383
TRU Taj LLC/TRU Taj Finance, Inc.(h)	2,156	3,437
		324,011
Total Common Stocks & Other Equity Interests (Cost $178,938)		324,011

Preferred Stocks-0.00%
Guitar Center Holdings, Inc., Series A, Pfd., 0.00%(i)(l) (Cost $220,500)	2,000	4,000
Money Market Funds-2.12%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(m)(n) (Cost $3,012,204)	3,012,204	3,012,204
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.72% (Cost $137,907,710)		141,527,270
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.65%
Invesco Private Government Fund, 4.35%(m)(n)(o)	1,042,913	1,042,913
Invesco Private Prime Fund, 4.48%(m)(n)(o)	2,720,639	2,721,455
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,764,368)		3,764,368
TOTAL INVESTMENTS IN SECURITIES-102.37% (Cost $141,672,078)		145,291,638
OTHER ASSETS LESS LIABILITIES-(2.37)%		(3,370,371)
NET ASSETS-100.00%		$141,921,267
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2025
(Unaudited)
Investment Abbreviations:
DAC-Designated Activity Co.
Pfd.-Preferred
PIK-Pay-in-Kind
TBA-To Be Announced
USD-U.S. Dollar
Wts.-Warrants

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $123,308,676, which represented 86.89% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at January 31,
2025 was $239,787, which represented less than 1% of the Fund’s Net Assets.

(g)	The borrower has filed for protection in federal bankruptcy court.
(h)	Non-income producing security.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	Acquired as part of the Hornbeck Offshore Services, Inc. reorganization.
(k)	Acquired as part of the Nine West Holding, Inc. reorganization.
(l)	Acquired as part of the Guitar Center, Inc. reorganization.
(m)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,305,374	$7,168,975	$(6,462,145)	$-	$-	$3,012,204	$11,391
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,371,166	2,241,536	(4,569,789)	-	-	1,042,913	22,544 *
Invesco Private Prime Fund	8,773,029	5,155,209	(11,206,783)	299	(299)	2,721,455	59,645 *
Total	$14,449,569	$14,565,720	$(22,238,717)	$299	$(299)	$6,776,572	$93,580

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Corporate Bond ETF (PICB)
January 31, 2025
(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-98.53%(a)
Australia-2.55%
APA Infrastructure Ltd., 3.50%, 03/22/2030(b)	GBP	284,000	$326,163
Australia & New Zealand Banking Group Ltd., 0.75%, 09/29/2026(b)	EUR	100,000	100,714
Australia and New Zealand Banking Group Ltd., 4.95%, 02/05/2029	AUD	300,000	189,406
BHP Billiton Finance Ltd., Series 12, 4.30%, 09/25/2042	GBP	350,000	367,560
Commonwealth Bank of Australia, 4.90%, 08/17/2028	AUD	500,000	315,468
Glencore Finance (Europe) Ltd., 3.13%, 03/26/2026(b)	GBP	146,000	178,347
National Australia Bank Ltd.
2.90%, 02/25/2027	AUD	500,000	302,718
1.38%, 08/30/2028(b)	EUR	200,000	198,311
4.85%, 03/22/2029	AUD	500,000	314,579
3.13%, 02/28/2030(b)	EUR	200,000	210,482
Sydney Airport Finance Co. Pty. Ltd., 4.38%, 05/03/2033(b)	EUR	100,000	110,444
Westpac Banking Corp.
5.00%, 01/15/2029	AUD	400,000	253,120
5.10%, 05/14/2029	AUD	500,000	317,642
			3,184,954
Belgium-0.17%
Belfius Bank S.A., 4.13%, 09/12/2029	EUR	200,000	218,029
Canada-18.62%
Bank of Montreal
3.65%, 04/01/2027	CAD	720,000	501,049
4.31%, 06/01/2027	CAD	950,000	670,940
4.71%, 12/07/2027	CAD	1,000,000	715,470
5.04%, 05/29/2028	CAD	800,000	580,237
4.54%, 12/18/2028	CAD	800,000	572,851
4.42%, 07/17/2029	CAD	850,000	608,261
Bank of Nova Scotia (The)
5.50%, 05/08/2026	CAD	600,000	425,645
2.95%, 03/08/2027	CAD	900,000	617,755
4.68%, 02/01/2029	CAD	800,000	576,586
3.50%, 04/17/2029(b)	EUR	100,000	106,122
Bell Canada
3.80%, 08/21/2028	CAD	350,000	242,821
4.55%, 02/09/2030	CAD	400,000	284,915
2.50%, 05/14/2030	CAD	350,000	225,813
3.00%, 03/17/2031	CAD	400,000	261,715
5.85%, 11/10/2032	CAD	550,000	417,635
5.15%, 08/24/2034	CAD	500,000	361,505
3.50%, 09/30/2050	CAD	550,000	289,915
Brookfield Finance II, Inc., 5.43%, 12/14/2032(b)	CAD	400,000	297,736
Canadian Imperial Bank of Commerce
5.00%, 12/07/2026	CAD	500,000	356,116
2.25%, 01/07/2027	CAD	600,000	406,658
4.95%, 06/29/2027	CAD	800,000	573,221
5.05%, 10/07/2027	CAD	750,000	540,135
5.50%, 01/14/2028	CAD	500,000	365,396
Cenovus Energy, Inc., 3.50%, 02/07/2028	CAD	450,000	310,723
Coastal Gaslink Pipeline L.P.
Series J, 5.86%, 03/30/2049	CAD	350,000	281,063
Series K, 5.86%, 06/30/2049	CAD	400,000	320,831
	Principal Amount		Value
Canada-(continued)
Federation des caisses Desjardins du Quebec
4.41%, 05/19/2027	CAD	400,000	$283,136
5.47%, 11/17/2028	CAD	500,000	368,931
3.80%, 09/24/2029	CAD	450,000	314,045
Hydro One, Inc., 4.25%, 01/04/2035	CAD	400,000	281,935
National Bank of Canada
5.22%, 06/14/2028	CAD	650,000	474,948
5.02%, 02/01/2029	CAD	600,000	437,610
Ontario Teachers’ Finance Trust
1.85%, 05/03/2032(b)	EUR	100,000	96,223
0.90%, 05/20/2041(b)	EUR	200,000	144,170
Original Wempi, Inc., 7.79%, 10/04/2027	CAD	500,000	375,236
Rogers Communications, Inc.
3.65%, 03/31/2027	CAD	600,000	416,178
3.25%, 05/01/2029	CAD	400,000	271,116
4.25%, 04/15/2032	CAD	350,000	241,770
6.75%, 11/09/2039	CAD	570,000	458,200
Royal Bank of Canada
5.34%, 06/23/2026	CAD	500,000	355,136
4.63%, 05/01/2028	CAD	950,000	681,980
2.13%, 04/26/2029(b)	EUR	200,000	202,449
5.23%, 06/24/2030	CAD	500,000	372,943
4.88%, 11/01/2030(b)	GBP	200,000	248,514
TELUS Corp.
5.25%, 11/15/2032	CAD	400,000	293,270
Series CY, 3.30%, 05/02/2029	CAD	350,000	238,138
Toronto-Dominion Bank (The)
5.42%, 07/10/2026	CAD	650,000	462,318
2.26%, 01/07/2027	CAD	650,000	440,882
0.50%, 01/18/2027(b)	EUR	100,000	99,669
4.21%, 06/01/2027	CAD	1,000,000	704,892
5.38%, 10/21/2027	CAD	800,000	581,485
4.48%, 01/18/2028	CAD	700,000	499,360
5.49%, 09/08/2028	CAD	600,000	442,506
4.68%, 01/08/2029	CAD	1,000,000	720,111
3.63%, 12/13/2029(b)	EUR	150,000	159,411
1.95%, 04/08/2030(b)	EUR	200,000	196,038
3.56%, 04/16/2031(b)	EUR	200,000	212,040
3.13%, 08/03/2032(b)	EUR	100,000	102,759
TransCanada PipeLines Ltd.
3.80%, 04/05/2027	CAD	750,000	521,994
5.28%, 07/15/2030(b)	CAD	500,000	369,246
4.34%, 10/15/2049(b)	CAD	450,000	280,207
			23,259,960
China-0.07%
Prosus N.V., 1.29%, 07/13/2029(b)	EUR	100,000	93,191
Denmark-1.11%
DSV Finance B.V.
3.13%, 11/06/2028(b)	EUR	100,000	104,883
3.25%, 11/06/2030(b)	EUR	200,000	209,529
Novo Nordisk Finance (Netherlands) B.V., 3.38%, 05/21/2034(b)	EUR	200,000	211,603
Orsted A/S
4.88%, 01/12/2032(b)	GBP	300,000	357,919
5.75%, 04/09/2040(b)	GBP	230,000	273,020
5.38%, 09/13/2042(b)	GBP	200,000	223,701
			1,380,655
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount		Value
Finland-0.77%
Nordea Bank Abp
1.13%, 02/16/2027(b)	EUR	130,000	$131,041
4.13%, 05/05/2028(b)	EUR	200,000	215,867
0.50%, 11/02/2028(b)	EUR	100,000	95,432
2.50%, 05/23/2029(b)	EUR	200,000	204,367
3.38%, 06/11/2029(b)(c)	EUR	200,000	212,741
3.63%, 03/15/2034(b)	EUR	100,000	106,651
			966,099
France-24.84%
Action Logement Services
0.38%, 10/05/2031(b)	EUR	100,000	87,091
1.38%, 04/13/2032(b)	EUR	200,000	183,742
0.50%, 10/30/2034(b)	EUR	100,000	79,150
4.13%, 10/03/2038(b)	EUR	100,000	107,991
0.75%, 07/19/2041(b)	EUR	100,000	65,414
3.63%, 05/25/2043(b)	EUR	200,000	200,396
Aeroports de Paris S.A., 2.75%, 04/02/2030(b)	EUR	200,000	204,782
Airbus SE
1.63%, 06/09/2030(b)	EUR	200,000	195,259
2.38%, 04/07/2032(b)	EUR	100,000	100,013
2.38%, 06/09/2040(b)	EUR	100,000	89,160
Autoroutes du Sud de la France S.A., 1.38%, 02/21/2031(b)	EUR	100,000	94,212
Ayvens S.A.
3.88%, 02/22/2027(b)	EUR	100,000	106,333
4.88%, 10/06/2028(b)	EUR	100,000	110,447
Banque Federative du Credit Mutuel S.A.
2.38%, 03/24/2026(b)	EUR	200,000	206,702
0.01%, 05/11/2026(b)	EUR	200,000	200,983
0.75%, 06/08/2026(b)	EUR	200,000	202,675
3.13%, 09/14/2027(b)	EUR	200,000	210,155
3.88%, 01/26/2028(b)	EUR	100,000	106,949
0.25%, 07/19/2028(b)	EUR	100,000	95,011
0.63%, 11/03/2028(b)	EUR	200,000	190,953
4.13%, 03/13/2029(b)	EUR	200,000	217,049
1.75%, 03/15/2029(b)	EUR	100,000	98,729
1.88%, 06/18/2029(b)	EUR	100,000	97,503
2.63%, 11/06/2029(b)	EUR	100,000	101,717
0.75%, 01/17/2030(b)	EUR	100,000	92,412
4.38%, 05/02/2030(b)	EUR	200,000	218,768
1.25%, 06/03/2030(b)	EUR	100,000	94,005
0.63%, 02/21/2031(b)	EUR	200,000	177,799
3.25%, 10/17/2031(b)	EUR	200,000	208,370
4.75%, 11/10/2031(b)	EUR	200,000	223,837
1.13%, 01/19/2032(b)	EUR	200,000	178,846
5.13%, 01/13/2033(b)	EUR	200,000	225,585
3.75%, 02/01/2033(b)	EUR	200,000	214,457
4.13%, 06/14/2033(b)	EUR	200,000	220,100
4.38%, 01/11/2034(b)	EUR	200,000	213,733
3.75%, 02/03/2034(b)	EUR	100,000	106,592
BNP Paribas S.A.
1.13%, 06/11/2026(b)	EUR	200,000	203,623
0.13%, 09/04/2026(b)	EUR	100,000	99,905
2.25%, 01/11/2027(b)	EUR	200,000	205,649
1.50%, 05/23/2028(b)	EUR	100,000	99,631
1.38%, 05/28/2029(b)	EUR	200,000	193,939
3.63%, 09/01/2029(b)	EUR	200,000	212,545
1.63%, 07/02/2031(b)	EUR	100,000	92,951
1.25%, 07/13/2031(b)	GBP	500,000	487,376
2.10%, 04/07/2032(b)	EUR	200,000	190,686
	Principal Amount		Value
France-(continued)
5.75%, 06/13/2032(b)	GBP	300,000	$379,908
0.63%, 12/03/2032(b)	EUR	200,000	168,648
4.13%, 05/24/2033(b)	EUR	200,000	222,139
4.10%, 02/13/2034(b)	EUR	200,000	216,538
2.00%, 09/13/2036(b)	GBP	200,000	173,153
Bouygues S.A.
2.25%, 06/29/2029(b)	EUR	100,000	101,687
0.50%, 02/11/2030(b)	EUR	100,000	92,387
3.88%, 07/17/2031(b)	EUR	100,000	108,229
4.63%, 06/07/2032(b)	EUR	200,000	225,723
3.25%, 06/30/2037(b)	EUR	100,000	101,692
5.38%, 06/30/2042(b)	EUR	100,000	122,020
BPCE S.A.
3.63%, 04/17/2026(b)	EUR	200,000	210,321
0.50%, 02/24/2027(b)	EUR	100,000	99,406
3.50%, 01/25/2028(b)	EUR	200,000	212,207
4.38%, 07/13/2028(b)	EUR	100,000	108,495
3.88%, 01/11/2029(b)	EUR	100,000	106,944
5.25%, 04/16/2029(b)	GBP	300,000	370,896
0.25%, 01/14/2031(b)	EUR	200,000	176,586
0.75%, 03/03/2031(b)	EUR	100,000	89,342
1.00%, 01/14/2032(b)	EUR	100,000	88,563
4.00%, 11/29/2032(b)	EUR	200,000	219,223
4.50%, 01/13/2033(b)	EUR	100,000	110,587
3.88%, 01/25/2036(b)	EUR	200,000	215,084
Capgemini SE, 2.38%, 04/15/2032(b)	EUR	200,000	198,391
Carrefour S.A., 2.63%, 12/15/2027(b)	EUR	100,000	103,485
Cie de Saint-Gobain S.A.
3.75%, 11/29/2026(b)	EUR	100,000	105,944
3.38%, 04/08/2030(b)	EUR	100,000	105,535
3.88%, 11/29/2030(b)	EUR	200,000	216,217
1.88%, 03/15/2031(b)	EUR	100,000	96,960
3.63%, 04/08/2034(b)	EUR	100,000	105,972
Cie Generale des Etablissements Michelin S.C.A., 1.75%, 09/03/2030(b)	EUR	200,000	195,952
Coentreprise de Transport d’Electricite S.A.
1.50%, 07/29/2028(b)	EUR	200,000	197,435
2.13%, 07/29/2032(b)	EUR	200,000	191,266
Credit Agricole Assurances S.A.
2.00%, 07/17/2030(b)	EUR	200,000	192,079
1.50%, 10/06/2031(b)	EUR	200,000	180,975
Credit Agricole S.A.
1.88%, 12/20/2026(b)	EUR	300,000	307,195
0.13%, 12/09/2027	EUR	300,000	289,943
0.38%, 04/20/2028(b)	EUR	200,000	192,448
1.13%, 02/24/2029(b)	EUR	300,000	292,705
1.75%, 03/05/2029(b)	EUR	300,000	296,477
2.00%, 03/25/2029(b)	EUR	300,000	296,415
1.00%, 07/03/2029(b)	EUR	200,000	192,094
2.50%, 08/29/2029(b)(c)	EUR	200,000	204,562
4.13%, 03/07/2030(b)	EUR	200,000	219,288
3.88%, 04/20/2031(b)	EUR	200,000	217,032
0.88%, 01/14/2032(b)	EUR	300,000	264,413
1.13%, 07/12/2032(b)	EUR	200,000	177,295
4.00%, 01/18/2033(b)	EUR	200,000	219,461
4.38%, 11/27/2033(b)	EUR	200,000	221,248
3.75%, 01/22/2034(b)	EUR	200,000	213,669
3.88%, 11/28/2034(b)	EUR	300,000	326,372
4.13%, 02/26/2036(b)	EUR	300,000	325,234
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount		Value
France-(continued)
Credit Mutuel Arkea S.A., 3.38%, 09/19/2027(b)	EUR	200,000	$211,370
Dassault Systemes SE, 0.38%, 09/16/2029(b)	EUR	200,000	185,807
Electricite de France S.A.
1.00%, 10/13/2026(b)	EUR	200,000	201,973
3.75%, 06/05/2027(b)	EUR	100,000	105,997
6.25%, 05/30/2028(b)	GBP	300,000	388,223
4.38%, 10/12/2029(b)	EUR	100,000	109,519
4.63%, 04/26/2030(b)	EUR	200,000	222,633
2.00%, 10/02/2030(b)	EUR	100,000	98,128
4.13%, 06/17/2031(b)	EUR	100,000	108,897
5.88%, 07/18/2031	GBP	200,000	257,265
4.25%, 01/25/2032(b)	EUR	100,000	109,688
1.00%, 11/29/2033(b)	EUR	300,000	254,135
6.13%, 06/02/2034(b)	GBP	600,000	765,576
4.75%, 10/12/2034(b)	EUR	200,000	226,840
5.50%, 03/27/2037(b)	GBP	200,000	237,394
5.50%, 10/17/2041(b)	GBP	600,000	683,602
4.63%, 01/25/2043(b)	EUR	200,000	217,469
4.75%, 06/17/2044(b)	EUR	100,000	110,141
2.00%, 12/09/2049(b)	EUR	200,000	137,533
5.13%, 09/22/2050(b)	GBP	400,000	416,909
5.63%, 01/25/2053(b)	GBP	200,000	219,779
6.50%, 11/08/2064(b)	GBP	200,000	246,331
6.00%, 01/23/2114(b)	GBP	500,000	569,689
ENGIE S.A.
2.38%, 05/19/2026(b)	EUR	200,000	207,404
3.63%, 01/11/2030(b)	EUR	100,000	106,606
4.00%, 01/11/2035(b)	EUR	200,000	216,500
5.75%, 10/28/2050(b)	GBP	200,000	238,464
5.63%, 04/03/2053(b)	GBP	300,000	349,816
5.00%, 10/01/2060(b)	GBP	450,000	473,872
Holding d’Infrastructures de Transport S.A.S.U., 1.48%, 01/18/2031(b)	EUR	100,000	93,113
Kering S.A.
3.63%, 09/05/2031(b)	EUR	100,000	106,192
3.38%, 03/11/2032(b)	EUR	100,000	104,418
3.88%, 09/05/2035(b)	EUR	200,000	212,332
La Banque Postale S.A., 4.00%, 05/03/2028(b)	EUR	100,000	107,765
LVMH Moet Hennessy Louis Vuitton SE, 3.50%, 09/07/2033(b)	EUR	200,000	214,929
Orange S.A.
1.88%, 09/12/2030(b)	EUR	200,000	197,674
0.50%, 09/04/2032(b)	EUR	100,000	86,407
8.13%, 01/28/2033	EUR	150,000	211,536
0.63%, 12/16/2033(b)	EUR	200,000	168,138
5.63%, 01/23/2034	GBP	228,000	293,295
5.38%, 11/22/2050(b)	GBP	250,000	296,283
Pernod Ricard S.A., 1.75%, 04/08/2030(b)	EUR	100,000	97,928
RTE Reseau de Transport d’Electricite SADIR, 3.75%, 07/04/2035(b)	EUR	100,000	106,515
Societe Generale S.A.
4.25%, 09/28/2026(b)	EUR	200,000	212,942
0.75%, 01/25/2027(b)	EUR	200,000	200,246
4.13%, 06/02/2027(b)	EUR	200,000	214,500
0.25%, 07/08/2027(b)	EUR	200,000	195,735
4.00%, 11/16/2027(b)	EUR	200,000	214,567
0.13%, 02/18/2028(b)	EUR	100,000	95,995
	Principal Amount		Value
France-(continued)
2.13%, 09/27/2028(b)	EUR	200,000	$201,826
4.13%, 11/21/2028(b)	EUR	100,000	108,647
1.75%, 03/22/2029(b)	EUR	200,000	196,684
2.63%, 05/30/2029(b)	EUR	100,000	103,099
1.25%, 06/12/2030(b)	EUR	200,000	187,257
4.25%, 11/16/2032(b)	EUR	200,000	222,492
5.63%, 06/02/2033(b)	EUR	100,000	114,123
6.25%, 06/22/2033(b)	GBP	200,000	263,075
Suez S.A.
2.88%, 05/24/2034(b)	EUR	100,000	98,006
6.63%, 10/05/2043(b)	GBP	300,000	395,221
TotalEnergies Capital International S.A.
1.99%, 04/08/2032(b)	EUR	200,000	194,646
1.62%, 05/18/2040(b)	EUR	100,000	80,106
Unibail-Rodamco-Westfield SE
0.63%, 05/04/2027(b)	EUR	100,000	99,011
1.38%, 12/04/2031(b)	EUR	100,000	90,557
Vinci S.A., 1.75%, 09/26/2030(b)	EUR	200,000	194,306
			31,036,191
Germany-10.63%
Allianz Finance II B.V., Series 62, 4.50%, 03/13/2043(b)	GBP	300,000	332,537
Amprion GmbH, 3.97%, 09/22/2032(b)	EUR	100,000	108,628
Aroundtown S.A., 0.38%, 04/15/2027(b)	EUR	200,000	194,508
BASF SE, 1.50%, 03/17/2031(b)	EUR	100,000	95,160
Bayer AG
0.75%, 01/06/2027(b)	EUR	200,000	199,778
0.38%, 01/12/2029(b)	EUR	100,000	93,397
1.13%, 01/06/2030(b)	EUR	100,000	93,510
0.63%, 07/12/2031(b)	EUR	200,000	173,080
1.38%, 07/06/2032(b)	EUR	200,000	177,285
4.63%, 05/26/2033(b)	EUR	200,000	220,521
Bayer Capital Corp. B.V.
1.50%, 06/26/2026(b)	EUR	200,000	204,245
2.13%, 12/15/2029(b)	EUR	300,000	295,856
BMW International Investment B.V., 3.00%, 08/27/2027(b)	EUR	100,000	104,710
BMW US Capital LLC
3.00%, 11/02/2027(b)	EUR	200,000	209,770
3.38%, 02/02/2034(b)	EUR	100,000	104,531
Commerzbank AG, 4.00%, 03/23/2026(b)	EUR	100,000	105,172
Deutsche Bahn Finance GmbH
0.63%, 04/15/2036(b)	EUR	200,000	160,576
0.63%, 12/08/2050(b)	EUR	150,000	83,283
1.13%, 05/29/2051(b)	EUR	100,000	63,361
Deutsche Bank AG, 1.63%, 01/20/2027(b)	EUR	200,000	203,095
Deutsche Boerse AG, 3.88%, 09/28/2033(b)	EUR	200,000	220,007
Deutsche Lufthansa AG, 3.00%, 05/29/2026(b)	EUR	100,000	104,019
Deutsche Post AG, 3.50%, 03/25/2036(b)	EUR	100,000	105,837
E.ON International Finance B.V.
6.25%, 06/03/2030(b)	GBP	300,000	393,827
6.38%, 06/07/2032	GBP	341,000	450,731
4.75%, 01/31/2034(b)	GBP	300,000	353,752
5.88%, 10/30/2037(b)	GBP	350,000	440,026
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount		Value
Germany-(continued)
6.75%, 01/27/2039(b)	GBP	250,000	$337,028
6.13%, 07/06/2039(b)	GBP	350,000	446,730
E.ON SE
3.88%, 01/12/2035(b)(c)	EUR	166,000	179,022
4.13%, 03/25/2044(b)	EUR	100,000	106,962
EnBW International Finance B.V., 3.75%, 11/20/2035(b)	EUR	100,000	105,153
Grand City Properties S.A., 0.13%, 01/11/2028(b)	EUR	100,000	94,670
Landesbank Baden-Wuerttemberg, 0.38%, 02/18/2027(b)	EUR	100,000	98,795
Mercedes-Benz Group AG
1.50%, 07/03/2029(b)	EUR	200,000	196,985
0.75%, 09/10/2030(b)	EUR	100,000	92,704
1.13%, 11/06/2031(b)	EUR	100,000	92,080
0.75%, 03/11/2033(b)	EUR	100,000	86,624
2.13%, 07/03/2037(b)	EUR	150,000	138,486
Mercedes-Benz International Finance B.V.
3.50%, 05/30/2026(b)	EUR	100,000	105,097
1.38%, 06/26/2026(b)	EUR	100,000	102,179
2.00%, 08/22/2026(b)	EUR	200,000	205,852
0.38%, 11/08/2026(b)	EUR	100,000	99,954
3.25%, 11/15/2030(b)	EUR	150,000	158,016
3.70%, 05/30/2031(b)	EUR	200,000	216,442
Robert Bosch GmbH
3.63%, 06/02/2030(b)	EUR	100,000	107,072
4.00%, 06/02/2035(b)	EUR	200,000	216,793
4.38%, 06/02/2043(b)	EUR	200,000	220,427
RWE AG
2.13%, 05/24/2026(b)	EUR	133,000	137,168
2.75%, 05/24/2030(b)	EUR	100,000	102,601
Siemens Financieringsmaatschappij N.V.
3.38%, 08/24/2031(b)	EUR	100,000	107,669
3.13%, 05/22/2032(b)	EUR	200,000	211,281
3.00%, 09/08/2033(b)	EUR	100,000	104,072
0.50%, 09/05/2034(b)	EUR	200,000	166,793
3.38%, 02/22/2037(b)	EUR	100,000	105,073
3.75%, 09/10/2042(b)	GBP	300,000	306,409
3.63%, 02/22/2044(b)	EUR	200,000	209,250
Traton Finance Luxembourg S.A., 0.75%, 03/24/2029(b)	EUR	200,000	187,741
Volkswagen Financial Services AG
0.13%, 02/12/2027(b)	EUR	150,000	147,818
3.25%, 05/19/2027(b)	EUR	100,000	104,212
0.88%, 01/31/2028(b)	EUR	130,000	126,995
3.63%, 05/19/2029(b)	EUR	100,000	104,832
Volkswagen Financial Services N.V., 2.13%, 01/18/2028(b)	GBP	200,000	227,422
Volkswagen International Finance N.V.
3.88%, 03/29/2026(b)	EUR	100,000	105,075
1.88%, 03/30/2027(b)	EUR	300,000	304,727
0.88%, 09/22/2028(b)	EUR	100,000	96,145
1.63%, 01/16/2030(b)	EUR	185,000	178,753
3.25%, 11/18/2030(b)	EUR	100,000	103,049
4.13%, 11/16/2038(b)	EUR	200,000	218,129
Volkswagen Leasing GmbH
0.38%, 07/20/2026(b)	EUR	200,000	200,689
3.88%, 10/11/2028(b)	EUR	100,000	106,480
Vonovia SE
0.38%, 06/16/2027(b)	EUR	100,000	98,040
	Principal Amount		Value
Germany-(continued)
0.25%, 09/01/2028(b)	EUR	200,000	$188,677
0.63%, 12/14/2029(b)	EUR	100,000	91,736
0.75%, 09/01/2032(b)	EUR	200,000	169,520
1.00%, 06/16/2033(b)	EUR	100,000	83,641
Wintershall Dea Finance B.V.
1.33%, 09/25/2028(b)	EUR	200,000	193,188
1.82%, 09/25/2031(b)	EUR	100,000	91,409
			13,276,867
Italy-4.91%
Assicurazioni Generali S.p.A., 4.13%, 05/04/2026(b)	EUR	100,000	105,608
ASTM S.p.A.
1.50%, 01/25/2030(b)	EUR	125,000	119,202
2.38%, 11/25/2033(b)	EUR	100,000	92,403
Autostrade per l’Italia S.p.A.
2.00%, 12/04/2028(b)	EUR	100,000	99,826
2.00%, 01/15/2030(b)	EUR	200,000	195,689
Enel Finance International N.V.
3.88%, 03/09/2029(b)	EUR	200,000	215,612
0.88%, 09/28/2034(b)	EUR	170,000	139,191
3.88%, 01/23/2035(b)	EUR	100,000	107,006
0.88%, 06/17/2036(b)	EUR	100,000	78,137
5.75%, 09/14/2040(b)	GBP	550,000	674,876
Enel S.p.A., 5.75%, 06/22/2037(b)	GBP	180,000	223,286
Eni S.p.A.
1.25%, 05/18/2026(b)	EUR	100,000	102,124
0.38%, 06/14/2028(b)	EUR	200,000	191,738
3.63%, 01/29/2029(b)	EUR	100,000	107,237
0.63%, 01/23/2030(b)	EUR	100,000	92,773
2.00%, 05/18/2031(b)	EUR	150,000	145,887
4.25%, 05/19/2033(b)	EUR	200,000	218,659
3.88%, 01/15/2034(b)	EUR	100,000	106,580
Intesa Sanpaolo S.p.A.
4.00%, 05/19/2026(b)	EUR	200,000	211,482
1.00%, 11/19/2026(b)	EUR	202,000	204,148
4.75%, 09/06/2027(b)	EUR	150,000	163,507
0.75%, 03/16/2028(b)	EUR	200,000	195,120
1.75%, 03/20/2028(b)	EUR	150,000	150,789
1.75%, 07/04/2029(b)	EUR	100,000	98,778
4.88%, 05/19/2030(b)	EUR	200,000	225,693
3.63%, 10/16/2030(b)	EUR	100,000	106,625
5.13%, 08/29/2031(b)	EUR	200,000	230,807
6.63%, 05/31/2033(b)	GBP	300,000	399,653
Italgas S.p.A., 3.13%, 02/08/2029(b)	EUR	100,000	104,318
Ryanair DAC, 0.88%, 05/25/2026(b)	EUR	100,000	101,370
Snam S.p.A.
3.88%, 02/19/2034(b)	EUR	100,000	106,859
5.75%, 11/26/2036(b)	GBP	200,000	250,272
UniCredit S.p.A.
0.85%, 01/19/2031(b)	EUR	213,000	193,701
4.00%, 03/05/2034(b)	EUR	100,000	108,225
4.20%, 06/11/2034(b)	EUR	150,000	162,042
Unipol Assicurazioni S.p.A., 3.25%, 09/23/2030(b)	EUR	100,000	105,559
			6,134,782
Japan-2.25%
East Japan Railway Co., 5.56%, 09/04/2054(b)	GBP	200,000	242,996
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount		Value
Japan-(continued)
Mizuho Financial Group, Inc.
5.63%, 06/13/2028(b)	GBP	200,000	$254,487
0.69%, 10/07/2030(b)	EUR	100,000	90,674
NTT Finance Corp.
0.34%, 03/03/2030(b)	EUR	200,000	181,830
Series 17, 0.28%, 12/20/2027	JPY	100,000,000	632,180
Series 18, 0.38%, 09/20/2030	JPY	100,000,000	615,305
Sumitomo Mitsui Financial Group, Inc.
1.55%, 06/15/2026(b)	EUR	200,000	204,815
0.63%, 10/23/2029(b)	EUR	125,000	116,395
Takeda Pharmaceutical Co. Ltd.
3.00%, 11/21/2030(b)	EUR	200,000	207,141
1.38%, 07/09/2032	EUR	200,000	182,916
2.00%, 07/09/2040	EUR	100,000	82,582
			2,811,321
Luxembourg-0.08%
Logicor Financing S.a.r.l., 1.63%, 07/15/2027(b)	EUR	100,000	99,988
Netherlands-3.08%
ABN AMRO Bank N.V.
0.60%, 01/15/2027(b)	EUR	200,000	199,819
4.00%, 01/16/2028(b)	EUR	100,000	107,428
4.38%, 10/20/2028(b)	EUR	200,000	217,907
0.50%, 09/23/2029(b)	EUR	100,000	92,749
4.25%, 02/21/2030(b)	EUR	300,000	328,178
3.88%, 01/15/2032(b)	EUR	100,000	107,439
1.00%, 06/02/2033(b)	EUR	100,000	86,992
1.25%, 01/20/2034(b)	EUR	100,000	88,306
4.50%, 11/21/2034(b)	EUR	100,000	113,548
Ayvens Bank N.V., 0.25%, 09/07/2026(b)	EUR	200,000	199,958
Cooperatieve Rabobank U.A.
4.63%, 05/23/2029(b)	GBP	400,000	487,700
4.00%, 01/10/2030(b)	EUR	200,000	217,415
1.13%, 05/07/2031(b)	EUR	100,000	92,186
3.82%, 07/26/2034(b)	EUR	100,000	108,075
ING Groep N.V.
2.00%, 09/20/2028(b)	EUR	200,000	201,821
2.50%, 11/15/2030(b)	EUR	200,000	201,683
Koninklijke KPN N.V.
5.75%, 09/17/2029(b)	GBP	214,000	275,851
3.88%, 02/16/2036(b)	EUR	200,000	213,802
TenneT Holding B.V.
1.63%, 11/17/2026(b)	EUR	100,000	102,012
2.13%, 11/17/2029(b)	EUR	100,000	99,876
4.50%, 10/28/2034(b)	EUR	200,000	226,154
0.88%, 06/16/2035(b)	EUR	100,000	84,013
			3,852,912
New Zealand-0.35%
Bank of New Zealand, 5.87%, 09/01/2028(b)	NZD	350,000	208,420
Westpac New Zealand Ltd., 4.34%, 09/24/2029	NZD	400,000	224,354
			432,774
Norway-1.82%
Equinor ASA
1.25%, 02/17/2027(b)	EUR	200,000	202,251
1.38%, 05/22/2032(b)	EUR	100,000	92,579
1.63%, 02/17/2035(b)	EUR	100,000	88,998
	Principal Amount		Value
Norway-(continued)
Norway Government Bond
3.63%, 05/31/2039(b)	NOK	600,000	$51,991
Series 478, 1.50%, 02/19/2026(b)	NOK	3,500,000	301,969
Series 479, 1.75%, 02/17/2027(b)	NOK	5,400,000	459,876
Series 480, 2.00%, 04/26/2028(b)	NOK	3,100,000	260,476
Series 481, 1.75%, 09/06/2029(b)	NOK	2,600,000	211,233
Series 482, 1.38%, 08/19/2030(b)	NOK	1,500,000	117,277
Series 483, 1.25%, 09/17/2031(b)	NOK	350,000	26,460
Series 484, 2.13%, 05/18/2032(b)	NOK	700,000	55,479
Series 486, 3.00%, 08/15/2033(b)	NOK	900,000	74,988
Series 487, 3.63%, 04/13/2034(b)	NOK	2,500,000	217,650
SpareBank 1 SR-Bank ASA, 3.75%, 11/23/2027(b)	EUR	100,000	106,901
			2,268,128
Portugal-0.08%
EDP Finance B.V., 1.88%, 09/21/2029(b)	EUR	100,000	98,839
Spain-5.21%
Abertis Infraestructuras S.A.
2.38%, 09/27/2027(b)	EUR	200,000	205,585
3.00%, 03/27/2031(b)	EUR	100,000	103,506
Banco Bilbao Vizcaya Argentaria S.A.
1.00%, 06/21/2026(b)	EUR	100,000	101,862
0.50%, 01/14/2027(b)	EUR	200,000	199,210
3.50%, 02/10/2027(b)	EUR	100,000	105,301
4.38%, 10/14/2029(b)	EUR	200,000	221,542
3.50%, 03/26/2031(b)	EUR	100,000	106,862
3.88%, 01/15/2034(b)	EUR	200,000	217,595
Banco Santander S.A.
3.25%, 04/04/2026(b)	EUR	200,000	208,826
3.13%, 01/19/2027(b)	EUR	200,000	208,918
1.75%, 02/17/2027(b)	GBP	200,000	233,774
2.13%, 02/08/2028(b)	EUR	200,000	201,742
0.20%, 02/11/2028(b)	EUR	200,000	192,199
3.88%, 04/22/2029(b)	EUR	200,000	214,264
5.13%, 01/25/2030(b)	GBP	200,000	251,645
4.25%, 06/12/2030(b)	EUR	100,000	110,316
1.63%, 10/22/2030(b)	EUR	100,000	94,873
5.38%, 01/17/2031(b)	GBP	200,000	252,392
4.88%, 10/18/2031(b)	EUR	200,000	226,303
1.00%, 11/04/2031(b)	EUR	200,000	180,144
3.75%, 01/09/2034(b)	EUR	200,000	215,243
CaixaBank S.A.
1.38%, 06/19/2026(b)	EUR	200,000	204,249
3.75%, 09/07/2029(b)	EUR	100,000	108,073
4.25%, 09/06/2030(b)	EUR	200,000	220,849
4.38%, 11/29/2033(b)	EUR	100,000	112,534
Cellnex Finance Co. S.A.
2.25%, 04/12/2026(b)	EUR	100,000	103,274
1.00%, 09/15/2027(b)	EUR	100,000	99,328
1.50%, 06/08/2028(b)	EUR	200,000	198,119
2.00%, 02/15/2033(b)	EUR	200,000	186,468
Cellnex Telecom S.A., 1.75%, 10/23/2030(b)	EUR	100,000	95,845
Iberdrola Finanzas S.A.
1.38%, 03/11/2032(b)	EUR	200,000	185,842
5.25%, 10/31/2036(b)	GBP	200,000	245,289
Santander Consumer Finance S.A., 3.75%, 01/17/2029(b)	EUR	100,000	107,037
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount		Value
Spain-(continued)
Telefonica Emisiones S.A.
1.45%, 01/22/2027(b)	EUR	100,000	$101,666
1.20%, 08/21/2027(b)	EUR	200,000	200,738
1.79%, 03/12/2029(b)	EUR	100,000	99,904
0.66%, 02/03/2030(b)	EUR	200,000	186,773
2.59%, 05/25/2031(b)	EUR	100,000	100,593
3.70%, 01/24/2032(b)	EUR	100,000	106,436
			6,515,119
Sweden-2.11%
Skandinaviska Enskilda Banken AB
4.00%, 11/09/2026(b)	EUR	200,000	212,375
0.75%, 08/09/2027(b)	EUR	200,000	197,740
3.75%, 02/07/2028(b)	EUR	200,000	213,570
0.38%, 06/21/2028(b)	EUR	200,000	191,395
0.63%, 11/12/2029(b)	EUR	200,000	185,746
Svenska Handelsbanken AB
1.38%, 02/23/2029(b)	EUR	130,000	127,126
0.50%, 02/18/2030(b)	EUR	200,000	184,014
Sweden Government Bond
Series 1056, 2.25%, 06/01/2032(b)	SEK	500,000	45,652
Series 1059, 1.00%, 11/12/2026(b)	SEK	4,500,000	400,879
Series 1060, 0.75%, 05/12/2028(b)	SEK	4,000,000	348,536
Series 1061, 0.75%, 11/12/2029(b)	SEK	2,200,000	187,894
Vattenfall AB, 6.88%, 04/15/2039(b)	GBP	250,000	347,479
			2,642,406
Switzerland-2.29%
Holcim Finance (Luxembourg) S.A., 0.50%, 09/03/2030(b)	EUR	200,000	179,952
Lonza Finance International N.V., 3.88%, 04/24/2036(b)	EUR	100,000	107,248
Richemont International Holding S.A.
1.50%, 03/26/2030(b)	EUR	200,000	194,723
2.00%, 03/26/2038(b)	EUR	200,000	178,418
Sika Capital B.V., 3.75%, 11/03/2026(b)	EUR	100,000	105,592
Swisscom Finance B.V.
3.50%, 11/29/2031(b)	EUR	200,000	213,831
3.63%, 11/29/2036(b)	EUR	100,000	106,124
UBS AG
7.75%, 03/10/2026(b)	GBP	200,000	256,221
0.01%, 03/31/2026(b)	EUR	200,000	201,982
1.50%, 04/10/2026(b)	EUR	150,000	153,948
0.25%, 09/01/2028(b)	EUR	220,000	209,181
0.50%, 03/31/2031(b)	EUR	200,000	178,944
UBS Group AG
1.25%, 09/01/2026(b)	EUR	200,000	203,105
0.65%, 09/10/2029(b)	EUR	100,000	93,772
0.88%, 11/03/2031(b)	EUR	200,000	178,887
0.63%, 01/18/2033(b)	EUR	148,000	125,340
0.63%, 02/24/2033(b)	EUR	200,000	169,001
			2,856,269
United Kingdom-14.55%
Anglian Water Services Financing PLC
6.00%, 06/20/2039(b)	GBP	200,000	245,055
5.75%, 06/07/2043(b)	GBP	200,000	232,295
6.25%, 09/12/2044(b)	GBP	300,000	366,779
B.A.T. International Finance PLC
2.25%, 06/26/2028(b)	GBP	127,000	144,726
	Principal Amount		Value
United Kingdom-(continued)
2.25%, 01/16/2030(b)	EUR	200,000	$199,056
6.00%, 11/24/2034(b)	GBP	175,000	221,855
Barclays PLC
3.00%, 05/08/2026(b)	GBP	200,000	243,171
3.25%, 02/12/2027(b)	GBP	550,000	662,679
Blend Funding PLC
3.46%, 09/21/2047(b)	GBP	300,000	266,509
2.92%, 04/05/2054(b)	GBP	200,000	151,506
British Telecommunications PLC
1.75%, 03/10/2026(b)	EUR	100,000	102,934
1.50%, 06/23/2027(b)	EUR	200,000	202,217
3.13%, 11/21/2031(b)	GBP	200,000	221,137
6.38%, 06/23/2037(b)	GBP	250,000	326,590
Cadent Finance PLC
2.63%, 09/22/2038(b)	GBP	300,000	261,026
2.75%, 09/22/2046(b)	GBP	300,000	226,735
CCEP Finance (Ireland) DAC, 0.88%, 05/06/2033(b)	EUR	100,000	86,121
Centrica PLC
4.38%, 03/13/2029(b)	GBP	250,000	304,558
4.25%, 09/12/2044(b)	GBP	300,000	297,626
Clarion Funding PLC, 3.13%, 04/19/2048(b)	GBP	230,000	189,465
Community Finance Co. 1 PLC, 5.02%, 07/31/2034	GBP	200,000	246,977
Connect Plus (M25) Issuer PLC, 2.61%, 03/31/2039(b)	GBP	330,852	341,129
Diageo Finance PLC
2.50%, 03/27/2032(b)	EUR	100,000	100,347
2.75%, 06/08/2038(b)	GBP	200,000	189,289
DWR Cymru (Financing) UK PLC, 5.75%, 09/10/2044(b)	GBP	200,000	241,284
easyJet FinCo B.V., 1.88%, 03/03/2028(b)	EUR	100,000	100,389
GlaxoSmithKline Capital PLC
1.63%, 05/12/2035(b)	GBP	300,000	270,434
6.38%, 03/09/2039	GBP	200,000	273,234
Heathrow Funding Ltd.
6.75%, 12/03/2026(b)	GBP	300,000	385,445
6.45%, 12/10/2031(b)	GBP	300,000	397,424
5.88%, 05/13/2041(b)	GBP	300,000	371,621
4.63%, 10/31/2046(b)	GBP	300,000	311,782
High Speed Rail Finance 1 PLC, 4.38%, 11/01/2038(b)	GBP	250,000	285,525
Housing & Care 21, 3.29%, 11/08/2049(b)	GBP	100,000	84,197
HSBC Holdings PLC
3.13%, 06/07/2028	EUR	200,000	207,752
7.00%, 04/07/2038(b)	GBP	300,000	400,457
Imperial Brands Finance Netherlands B.V.
5.25%, 02/15/2031(b)	EUR	100,000	112,521
1.75%, 03/18/2033(b)	EUR	100,000	89,433
Imperial Brands Finance PLC
5.50%, 09/28/2026(b)	GBP	250,000	313,622
4.88%, 06/07/2032(b)	GBP	200,000	236,938
Lloyds Bank Corporate Markets PLC, 2.38%, 04/09/2026(b)	EUR	100,000	103,664
Lloyds Bank PLC, 6.50%, 09/17/2040(b)	GBP	300,000	409,566
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount		Value
United Kingdom-(continued)
Lloyds Banking Group PLC, 1.50%, 09/12/2027(b)	EUR	100,000	$100,743
Motability Operations Group PLC
4.00%, 01/17/2030(b)	EUR	100,000	108,409
3.88%, 01/24/2034(b)	EUR	100,000	106,788
4.25%, 06/17/2035(b)	EUR	200,000	219,079
3.63%, 03/10/2036(b)	GBP	300,000	314,612
2.38%, 07/03/2039(b)	GBP	200,000	168,688
2.13%, 01/18/2042(b)	GBP	200,000	150,745
5.75%, 06/17/2051(b)	GBP	150,000	182,084
5.63%, 01/24/2054(b)	GBP	200,000	236,440
National Grid Electricity Distribution (West Midlands) PLC, 5.75%, 04/16/2032(b)	GBP	325,000	414,660
National Grid PLC, 4.28%, 01/16/2035(b)	EUR	100,000	109,116
Nationwide Building Society, 4.50%, 11/01/2026(b)	EUR	200,000	214,427
NatWest Markets PLC
6.63%, 06/22/2026(b)	GBP	300,000	381,980
2.75%, 11/04/2027(b)	EUR	200,000	207,994
5.00%, 11/18/2029(b)	GBP	100,000	124,545
Places For People Treasury PLC
6.25%, 12/06/2041(b)	GBP	200,000	253,349
5.75%, 05/11/2055(b)	GBP	200,000	229,800
Reckitt Benckiser Treasury Services PLC, 1.75%, 05/19/2032(b)	GBP	200,000	202,793
Rolls-Royce PLC, 5.75%, 10/15/2027(b)	GBP	200,000	253,429
Rothesay Life PLC
3.38%, 07/12/2026(b)	GBP	200,000	242,974
7.73%, 05/16/2033(b)	GBP	200,000	267,904
7.02%, 12/10/2034(b)	GBP	200,000	257,584
Sanctuary Capital PLC, 2.38%, 04/14/2050(b)	GBP	200,000	139,232
Scottish Hydro Electric Transmission PLC, 5.50%, 01/15/2044(b)	GBP	200,000	239,299
Scottish Widows Ltd., 7.00%, 06/16/2043(b)	GBP	250,000	324,321
Standard Chartered PLC
5.13%, 06/06/2034(b)	GBP	200,000	235,020
4.38%, 01/18/2038(b)	GBP	200,000	223,116
T.H.F.C. (Funding No.3) PLC, 5.20%, 10/11/2043(b)	GBP	300,000	349,706
University of Oxford, 2.54%, 12/08/2117(b)	GBP	350,000	218,423
Vodafone Group PLC
1.63%, 11/24/2030(b)	EUR	200,000	194,151
3.38%, 08/08/2049(b)	GBP	300,000	248,495
5.13%, 12/02/2052(b)	GBP	200,000	216,412
3.00%, 08/12/2056(b)	GBP	400,000	285,634
Wellcome Trust Ltd. (The)
1.50%, 07/14/2071(b)	GBP	300,000	137,062
2.52%, 02/07/2118(b)	GBP	300,000	187,882
			18,171,966
United States-3.04%
BG Energy Capital PLC, 5.00%, 11/04/2036(b)	GBP	350,000	426,447
BP Capital Markets PLC
2.52%, 04/07/2028(b)	EUR	200,000	206,440
	Principal Amount		Value
United States-(continued)
1.23%, 05/08/2031(b)	EUR	100,000	$92,507
2.82%, 04/07/2032(b)	EUR	200,000	202,511
Medtronic Global Holdings S.C.A.
1.63%, 03/07/2031	EUR	100,000	96,251
3.13%, 10/15/2031	EUR	100,000	104,469
0.75%, 10/15/2032	EUR	100,000	87,580
3.38%, 10/15/2034	EUR	100,000	104,903
1.38%, 10/15/2040	EUR	200,000	151,976
1.63%, 10/15/2050	EUR	100,000	68,632
Sanofi S.A., Series 20FX, 1.88%, 03/21/2038(b)	EUR	200,000	180,962
Shell International Finance B.V.
2.50%, 03/24/2026	EUR	100,000	103,864
0.50%, 11/08/2031(b)	EUR	100,000	87,986
1.88%, 04/07/2032(b)	EUR	200,000	191,984
1.25%, 11/11/2032(b)	EUR	100,000	90,133
0.88%, 11/08/2039(b)	EUR	100,000	71,536
1.75%, 09/10/2052(b)	GBP	200,000	115,592
Stellantis N.V.
2.75%, 05/15/2026(b)	EUR	100,000	103,813
0.63%, 03/30/2027(b)	EUR	100,000	99,170
4.50%, 07/07/2028(b)	EUR	100,000	108,513
0.75%, 01/18/2029(b)	EUR	200,000	189,778
4.38%, 03/14/2030(b)	EUR	200,000	217,990
4.25%, 06/16/2031(b)	EUR	200,000	215,148
2.75%, 04/01/2032(b)	EUR	100,000	97,326
1.25%, 06/20/2033(b)	EUR	200,000	169,620
Toyota Motor Credit Corp., 3.63%, 07/15/2031(b)	EUR	200,000	213,932
			3,799,063
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $132,766,305)			123,099,513
	Shares
Money Market Funds-0.60%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $753,277)		753,277	753,277
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.13% (Cost $133,519,582)			123,852,790
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.39%
Invesco Private Government Fund, 4.35%(d)(e)(f)		134,027	134,027
Invesco Private Prime Fund, 4.48%(d)(e)(f)		345,513	345,617
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $479,644)			479,644
TOTAL INVESTMENTS IN SECURITIES-99.52% (Cost $133,999,226)			124,332,434
OTHER ASSETS LESS LIABILITIES-0.48%			599,240
NET ASSETS-100.00%			$124,931,674
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2025
(Unaudited)
Investment Abbreviations:
AUD-Australian Dollar
CAD-Canadian Dollar
EUR-Euro
GBP-British Pound Sterling
JPY-Japanese Yen
NOK-Norwegian Krone
NZD-New Zealand Dollar
SEK-Swedish Krona

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $95,389,870, which represented 76.35% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$745,439	$3,679,083	$(3,671,245)	$-	$-	$753,277	$4,332
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	232,112	370,413	(468,498)	-	-	134,027	2,170 *
Invesco Private Prime Fund	604,170	811,453	(1,070,007)	11	(10)	345,617	5,719 *
Total	$1,581,721	$4,860,949	$(5,209,750)	$11	$(10)	$1,232,921	$12,221

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco 0-5 Yr US TIPS ETF
Investments in Securities
U.S. Treasury Securities	$-	$56,774,857	$-	$56,774,857
Money Market Funds	117,098	-	-	117,098
Total Investments	$117,098	$56,774,857	$-	$56,891,955
Invesco Emerging Markets Sovereign Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,278,405,043	$-	$1,278,405,043
Money Market Funds	2,483,568	81,649,291	-	84,132,859
Total Investments	$2,483,568	$1,360,054,334	$-	$1,362,537,902
Invesco Global ex-US High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$138,187,055	$-	$138,187,055
Common Stocks & Other Equity Interests	-	324,011	0	324,011
Preferred Stocks	-	-	4,000	4,000
Money Market Funds	3,012,204	3,764,368	-	6,776,572
Total Investments in Securities	3,012,204	142,275,434	4,000	145,291,638
Other Investments - Assets
Investments Matured	-	129,215	4,875	134,090
Total Investments	$3,012,204	$142,404,649	$8,875	$145,425,728
Invesco International Corporate Bond ETF
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$-	$123,099,513	$-	$123,099,513
Money Market Funds	753,277	479,644	-	1,232,921
Total Investments	$753,277	$123,579,157	$-	$124,332,434